FIRST QUARTER REPORT

May 31, 2003                                                ING PRIME RATE TRUST




                                    [GRAPHIC]




                                                                     [LION LOGO]
                                                                      ING FUNDS
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                              ING Prime Rate Trust


                              FIRST QUARTER REPORT

                                  May 31, 2003

                                   ----------

                                Table of Contents

          Portfolio Managers' Report .............................   2
          Statistics and Performance .............................   6
          Additional Notes and Information .......................   9
          Statement of Assets and Liabilities ....................  11
          Statement of Operations ................................  12
          Statements of Changes in Net Assets ....................  13
          Statement of Cash Flows ................................  14
          Financial Highlights ...................................  15
          Notes to Financial Statements ..........................  16
          Portfolio of Investments ...............................  22
          Additional Information .................................  40
          Trustee and Officer Information ........................  41

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                              ING Prime Rate Trust

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PORTFOLIO MANAGERS' REPORT
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PERFORMANCE OF THE TRUST

The Trust declared to common shareholders $0.11 of dividends during the fiscal quarter ended May 31, 2003, which, based on the average month-end net asset value ("NAV") per share of $6.81, resulted in an annualized distribution rate of 6.16%.(1) Total return (based on NAV) for the quarter was 3.96%, up from 2.63% during the previous fiscal quarter, and above the 2.28% level of the fiscal quarter ended May 31, 2002. The favorable comparison against the prior year period is significant in light of a further decline in short-term interest rates since that time.

The Trust's common shares also performed well during the quarter, as investors continued to search for relatively higher yields on their income-oriented investments. Total return based on market value (assuming full dividend reinvestment) was 11.14% for the three-month period ended May 31, 2003. Since the beginning of 2003, the Trust's common shares have provided a total return of 18.37%, as compared to 10.35% for the S&P 500 Index.

Not unlike last quarter, performance during the fiscal quarter ended May 31, 2003 was driven by a broad-based technical rally in the high yield loan and bond markets, and further enhanced by favorable credit-specific developments in several of the Trust's larger holdings. Specifically, Nextel Communications (approximately 3.64% of total assets, the largest single issuer at the end of the quarter) and Charter Communications Operating, LLC (2.91%, the second largest) again posted respectable to comparably strong operating and financial results. Equally as important, both issuers took significant steps to improve their respective balance sheets and/or liquidity positions. By way of its bellwether standing, Nextel's success has also had a tangible positive effect on loan prices across the cellular communications sector, historically one of the Trust's largest. As a case-in-point, Western Wireless Corporation, the second largest wireless position in the portfolio (1.24%), was one of several issuers in the sector to take advantage of improved investor sentiment in order to access alternative capital markets and thereby reduce its secured debt level. Similarly, the strengthening of Charter's loan prices had a marked positive impact on the cable sector at large (which, at approximately 8.64% of the Trust's total assets, represented the largest sector exposure at quarter-end). Fortunately, detractors were few during the quarter; there was relatively little deterioration across the Trust's older, illiquid positions, existing non-performing loans and/or areas of difficulty over the last several quarters.

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of May 31, 2003, the Trust had $534 million of borrowings outstanding, consisting of $450 million of "aaa/AAA" rated cumulative auction rate preferred shares, and $84 million outstanding under $540 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 35.9% at quarter end. The weighted average leverage cost including all borrowings and preferred shares as of quarter end was 1.13%. While the use of leverage for investment purposes increases both investment opportunity and investment risk, we continue to deploy leverage only when it is in the best interest of the Trust's common shareholders.

OUTLOOK

Although the bulk of the expected price appreciation appears to be behind us, our near-term outlook for the loan market in general, and the Trust specifically, remains relatively favorable. Overall credit conditions continue to consistently improve, as evidenced by another quarter-over-quarter decline in the market-wide trailing loan default rate to approximately 2.48%, after peaking at 7.4% in June of last year.(2) Assuming even a modest economic recovery takes hold, we'd expect a coupon-like return for the balance of the year, with some upside available on those few actively traded issues still changing hands at a discount to par. Assuming also that the easing bias on the part of the Federal Reserve has run its course, our most immediate issue/challenge is to ensure access to attractive investment opportunities as the loan market enters a seasonally slow part of the year and continues to battle a persistent imbalance between supply of new loans (stubbornly low) and investor demand (very high).

We thank you for your investment in ING Prime Rate Trust.

/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman

Jeffrey A. Bakalar                      Daniel A. Norman
SENIOR VICE PRESIDENT                   SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER             CO-SENIOR PORTFOLIO MANAGER

ING Prime Rate Trust
July 17, 2003

                                        3
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PORTFOLIO MANAGERS' FOOTNOTES
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1.   The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Source: As tracked by S&P Leveraged Commentary & Data Group, July 15, 2003, a leading data provider to the Loan Market.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS." ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                                        4
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INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.




















                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                                        5
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                              ING Prime Rate Trust

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STATISTICS AND PERFORMANCE as of May 31, 2003
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                            PORTFOLIO CHARACTERISTICS

Net Assets                                                       $  944,738,398
Assets Invested in Senior Loans                                  $1,416,046,783
Total Number of Senior Loans                                                343
Average Amount Outstanding per Loan                              $    4,128,416
Total Number of Industries                                                   36
Average Loan Amount per Industry                                 $   39,334,633
Portfolio Turnover Rate                                                      50%
Weighted Average Days to Interest Rate Reset                           310 days
Average Loan Final Maturity                                           51 months
Total Leverage as a Percentage of Total Assets
  (including Preferred Shares)                                             35.9%

              TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                     NET ASSETS     TOTAL ASSETS
                                                     ----------     ------------
Cable Television                                        13.6%           8.6%
Healthcare, Education and Childcare                     11.8%           7.5%
Cellular                                                11.6%           7.4%
Automobile                                              10.5%           6.6%
Leisure, Amusement and Entertainment                    10.1%           6.4%
Printing and Publishing                                  8.6%           5.4%
Containers, Packaging and Glass                          8.5%           5.4%
Beverage, Food and Tobacco                               6.8%           4.3%
Chemicals, Plastics and Rubber                           6.2%           4.0%
Diversified/Conglomerate Manufacturing                   5.6%           3.6%

            TOP TEN SENIOR LOAN ISSUERS AS A PERCENTAGE OF:

                                                     NET ASSETS     TOTAL ASSETS
                                                     ----------     ------------
Nextel Communications(1)                                 5.7%           3.6%
Charter Communications Operating, LLC                    4.5%           2.9%
Wyndham International, Inc.                              2.2%           1.4%
Western Wireless Corporation                             1.9%           1.2%
Olympus Cable Holdings, LLC                              1.9%           1.2%
Safelite Glass Corporation                               1.8%           1.2%
Mandalay Resort Group                                    1.8%           1.1%
Broadwing, Inc.                                          1.7%           1.1%
Extended Stay America, Inc.                              1.7%           1.1%
Dean Foods Company                                       1.6%           1.0%

(1)  COMBINATION OF NEXTEL FINANCE COMPANY AND NEXTEL OPERATIONS, INC.

                                        6
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                              ING Prime Rate Trust

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STATISTICS AND PERFORMANCE as of May 31, 2003
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                          YIELDS AND DISTRIBUTION RATES

                               NET ASSET                     AVERAGE           AVERAGE
                             VALUE ("NAV")     MARKET       ANNUALIZED        ANNUALIZED
                     PRIME     30-DAY SEC    30-DAY SEC    DISTRIBUTION      DISTRIBUTION
QUARTER ENDED        RATE       YIELD(A)       YIELD(A)   RATE AT NAV(B)   RATE AT MARKET(B)
-------------        ----       --------       --------   --------------   -----------------
May 31, 2003         4.25%        6.93%          6.75%         6.16%             6.07%
February 28, 2003    4.25%        6.93%          7.23%         6.52%             6.93%
November 30, 2002    4.25%        8.02%          9.10%         6.86%             7.87%
August 31, 2002      4.75%        7.39%          8.53%         6.34%             7.33%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                         NAV            MARKET
                                                         ---            ------
1 Year                                                  1.99%           13.41%
3 Years                                                -0.08%            1.94%
5 Years                                                 2.48%            1.15%
10 Years                                                5.27%            5.97%
Since Trust Inception(F,H)                              6.46%             N/A
Since Initial Trading on NYSE(G)                         N/A             6.15%

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND COMMISSIONS(C,D,E)

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

               See statistics and performance footnotes on page 8.

                                        7
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                              ING Prime Rate Trust

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STATISTICS AND PERFORMANCE FOOTNOTES
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(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                                        8
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                              ING Prime Rate Trust

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ADDITIONAL NOTES AND INFORMATION
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SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the administrator for the Program.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2003 DIVIDENDS:

        DECLARATION DATE        EX-DIVIDEND DATE         PAYABLE DATE
        ----------------        ----------------         ------------
        January 31              February 6               February 25
        February 28             March 6                  March 24
        March 31                April 8                  April 23
        April 30                May 8                    May 22
        May 30                  June 6                   June 23
        June 30                 July 8                   July 22
        July 31                 August 7                 August 22
        August 29               September 8              September 22
        September 30            October 8                October 22
        October 31              November 6               November 24
        November 28             December 8               December 22
        December 19             December 29              January 13, 2004

RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DIVIDEND DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                                        9
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                                       10
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                              ING Prime Rate Trust

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STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,555,091,343)                         $ 1,474,827,100
Cash                                                                                   4,067,233
Receivables:
 Interest                                                                              8,559,115
 Other                                                                                    76,678
Prepaid expenses                                                                         260,637
                                                                                 ---------------
   Total assets                                                                    1,487,790,763
                                                                                 ---------------
LIABILITIES:
Notes payable                                                                         84,000,000
Payable for investments purchased                                                      2,305,612
Deferred income on revolving senior loans                                              4,042,244
Accrued auction preferred shares dividends payable                                        59,341
Payable to affiliates                                                                  1,338,176
Accrued trustees' fees                                                                    34,737
Other accrued expenses                                                                 1,272,255
                                                                                 ---------------
   Total liabilities                                                                  93,052,365
                                                                                 ---------------
Preferred shares, $25,000 stated value per share at liquidation value
 (18,000 shares outstanding)                                                         450,000,000
                                                                                 ---------------
NET ASSETS                                                                       $   944,738,398
                                                                                 ===============
Net asset value per common share outstanding (net assets less preferred shares at liquidation value, divided by 137,100,184 shares of beneficial
 interest authorized and outstanding, no par value)                              $          6.89
NET ASSETS CONSIST OF:
 Paid-in capital                                                                 $ 1,288,813,843
 Undistributed net investment income                                                  12,368,697
 Accumulated net realized loss on investments                                       (276,179,899)
 Net unrealized depreciation of investments                                          (80,264,243)
                                                                                 ---------------
 NET ASSETS                                                                      $   944,738,398
                                                                                 ===============

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

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STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 20,301,670
Revolver fees earned                                                    713,986
Dividends                                                                 3,003
Other                                                                   977,557
                                                                   ------------
 Total investment income                                             21,996,216
                                                                   ------------
EXPENSES:
Investment management fees                                            3,068,743
Administration fees                                                     958,982
Transfer agent and registrar fees                                       175,293
Interest                                                                696,397
Shareholder reporting expense                                            38,088
Custodian fees                                                          127,236
Revolving credit facility fees                                           54,907
Professional fees                                                       219,971
Preferred Shares - Dividend disbursing agent fees                       297,043
Insurance expense                                                         9,088
Pricing expense                                                          13,782
ICI fees                                                                  3,088
Postage expense                                                          74,116
Trustees' fees                                                           18,400
Miscellaneous expense                                                    75,783
                                                                   ------------
 Total expenses                                                       5,830,917
                                                                   ------------
   Net investment income                                             16,165,299
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                    (30,723,480)
Net change in unrealized appreciation of investments                 51,567,554
                                                                   ------------
 Net realized and unrealized gain on investments                     20,844,074
                                                                   ------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                           (1,407,386)
                                                                   ------------
   Net increase in net assets resulting from operations            $ 35,601,987
                                                                   ============

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

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STATEMENTS OF CHANGES IN NET ASSETS
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
                                                        THREE MONTHS
                                                        ENDED MAY 31,     YEAR ENDED
                                                            2003         FEBRUARY 28,
                                                         (UNAUDITED)         2003
                                                        -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                   $  16,165,299    $  69,429,083
Net realized loss on investments                          (30,723,480)    (115,778,026)
Change in unrealized depreciation on investments           51,567,554       51,893,096
Distributions to preferred shareholders from net
 investment income                                         (1,407,386)      (7,499,067)
                                                        -------------    -------------
 Net increase in net assets resulting from operations      35,601,987       (1,954,914)
                                                        -------------    -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                  (14,112,565)     (61,643,423)
                                                        -------------    -------------
Decrease in net assets from distributions to common
 shareholders                                             (14,112,565)     (61,643,423)
                                                        -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Common shares issued from dividend reinvestment               865,634               --
                                                        -------------    -------------
 Net increase from capital share transactions                 865,634               --
                                                        -------------    -------------
 Net decrease in net assets                                22,355,056      (63,598,337)
NET ASSETS:
Beginning of period                                       922,383,342      985,981,679
                                                        -------------    -------------
End of period (including undistributed net investment
 income of $12,368,697 and $11,723,349, respectively)   $ 944,738,398    $ 922,383,342
                                                        =============    =============

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

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STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                                            17,714,933
 Dividends received                                                                3,003
 Facility fees paid                                                              (54,907)
 Dividends paid to preferred shareholders                                     (1,394,459)
 Revolver fee received                                                         1,663,663
 Other income received                                                           981,861
 Interest paid                                                                  (696,397)
 Other operating expenses paid                                                (4,900,912)
 Purchases of securities                                                    (234,923,162)
 Proceeds from sales of securities                                           320,578,819
                                                                            ------------
   Net cash provided by operating activities                                  98,972,442
                                                                            ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid to common shareholders                                       (14,112,565)
 Net repayment of notes payable                                              (83,000,000)
 Dividends reinvested for common shares                                          865,634
                                                                            ------------
   Net cash flows used in financing activities                               (96,246,931)
                                                                            ------------
 Net change in cash                                                            2,725,511
 Cash at beginning of period                                                   1,341,722
                                                                            ------------
 Cash at end of period                                                         4,067,233
                                                                            ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO
 NET CASH PROVIDED BY OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations                         35,601,987
                                                                            ------------
 Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Change in unrealized depreciation of securities                           (51,567,554)
   Net accretion of discounts on securities                                   (1,406,199)
   Realized loss on sale of securities                                        30,723,480
   Purchase of securities                                                   (234,923,162)
   Proceeds on sale of securities                                            320,578,819
   Increase in other assets                                                        4,304
   Decrease in interest receivable                                            (1,180,538)
   Decrease in prepaid expenses                                                  (56,860)
   Increase in deferred fees on revolver senior loans                            949,677
   Increase in preferred shareholder dividend payable                             12,927
   Increase in affiliate payable                                                 105,609
   Increase in accrued trustees' fees                                              5,362
   Increase in accrued expenses                                                  124,590
                                                                            ------------
   Total adjustments                                                          63,370,455
                                                                            ------------
    Net cash provided by operating activities                                 98,972,442
                                                                            ============

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a common share outstanding throughout the period

                                                   THREE
                                                  MONTHS
                                                   ENDED                   YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                  MAY 31,     ------------------------------------------------------------------
                                                   2003          2003          2002          2001          2000         1999(4)
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $     6.73    $     7.20    $     8.09    $     8.95    $     9.24    $     9.34
Net investment income                                 0.11          0.50          0.74          0.88          0.79          0.79
Net realized and unrealized gain (loss) on
 investments                                          0.17         (0.47)        (0.89)        (0.78)        (0.30)        (0.10)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net asset value from
 investment operations                                0.27         (0.02)        (0.26)         0.04          0.49          0.69
Distributions to Common Shareholders from
 net investment income                               (0.11)        (0.45)        (0.63)        (0.86)        (0.78)        (0.82)
Distribution to Preferred Shareholders               (0.01)        (0.05)        (0.11)        (0.06)           --            --
Increase in net asset value from share
 offerings                                              --            --            --            --            --          0.03
Reduction in net asset value from
 Preferred Shares offerings                             --            --            --         (0.04)           --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $     6.89    $     6.73    $     7.20    $     8.09    $     8.95    $     9.24
                                                ==========    ==========    ==========    ==========    ==========    ==========
Closing market price at end of period           $     7.07    $     6.46    $     6.77    $     8.12    $     8.25    $     9.56
TOTAL INVESTMENT RETURN(1)
Total investment return at closing
 market price(2)                                     11.13%         2.53%        (9.20)%        9.10%        (5.88)%        1.11%
Total investment return at net asset value(3)         3.96%         0.44%        (3.02)%        0.19%         5.67%         7.86%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                $  944,738    $  922,383    $  985,982    $1,107,432    $1,217,339    $1,202,565
Preferred Shares
 Aggregate amount outstanding (000's)           $  450,000    $  450,000    $  450,000    $  450,000            --            --
Borrowings at end of period (000's)             $   84,000    $  167,000    $  282,000    $  510,000    $  484,000    $  534,000
Liquidation and market value per share of
 Preferred Shares                               $   25,000    $   25,000    $   25,000    $   25,000            --            --
Asset coverage ratios(6)                               277%          250%          235%          215%           --           325%
Average borrowings (000's)                      $  147,848    $  190,671    $  365,126    $  450,197    $  524,019    $  490,978
Ratios to average net assets including
 Preferred Shares(7)
 Expenses (before interest and other fees
  related to revolving credit facility)               1.47%         1.49%         1.57%         1.62%           --            --
 Expenses                                             1.67%         1.81%         2.54%         3.97%           --            --
 Net investment income                                4.64%         4.97%         6.83%         9.28%           --            --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees
  related to revolving credit facility)               1.86%         1.82%         1.66%         1.31%         1.00%(5)      1.05%(5)
 Expenses                                             2.14%         2.23%         2.70%         3.21%         2.79%(5)      2.86%(5)
 Net investment income                                5.95%         6.10%         7.24%         7.50%         6.12%         6.00%
Ratios to average net assets
 Expenses (before interest and other fees
  related to revolving credit facility)               2.18%         2.19%         2.25%         1.81%         1.43%(5)      1.50%(5)
 Expenses                                             2.50%         2.68%         3.64%         4.45%         4.00%(5)      4.10%(5)
 Net investment income                                6.90%         7.33%         9.79%        10.39%         8.77%         8.60%
 Portfolio turnover rate                                50%           48%           53%           46%           71%           68%
 Common shares outstanding at end of
  period (000's)                                   136,973       136,973       136,973       136,847       136,036       130,206

----------
(1) Total investment return calculations are attributable to common shareholders.
(2) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.
(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.
(4) The Investment Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(5)  Calculated on total expenses before impact on earnings credits.
(6) Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(7) Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Prime Rate Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "`33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. As of May 31, 2003, 92.21% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

     values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains (if any), the Trust intends not to be subject to any federal excise tax.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees are treated as discounts and accreted as described in Note 1.H. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan.

D. DISTRIBUTIONS TO COMMON SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-dividend date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

NOTE 2 -- INVESTMENTS

For the three months ended May 31, 2003, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $230,834,763 and $313,525,585, respectively. At May 31, 2003, the Trust held senior loans valued at $1,416,046,783 representing 96.0% of its total investments. The market value of these assets is established as set forth in
Note 1.

The senior loans acquired by the Trust may take the form of a direct lending relationship with the borrower, an assignment of a lender's interest in a loan, or a participation interest in a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a lender's interest in a loan and the Trust does not have privity with or direct recourse against the borrower. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the lender from which the participation was acquired.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrant.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

The Fund values portfolio securities by using the market value of the securities when market quotations for the securities are readily available. When market quotations are not readily available, the Fund determines, in good faith, the fair value of the securities in accordance with the Trust's fair valuation procedures as established by the Board of Trustees. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                            DATE OF          COST OR
                                                                          ACQUISITION     ASSIGNED BASIS
                                                                         -------------   ---------------
360Networks, Inc. -- Common Shares                                         11/26/02        $        --
Allied Digital Technologies Corporation -- Residual Interest in
 Bankruptcy Estate                                                         06/05/02            186,961
AM Cosmetics Corporation -- Common Shares                                  06/08/99            385,610
AM Cosmetics Corporation -- Preferred Shares                               06/02/99                 --
Autotote Systems, Inc. -- Option                                           02/26/97                 --
Block Vision Holdings Corporation -- Common Shares                         09/30/02                 --
Boston Chicken Inc. -- Residual Interest in Boston Chicken Plan Trust      12/26/00          8,014,961
Capital Tool & Design, Ltd. -- Warrants                                    07/26/96                 --
Cedar Chemical -- Residual Interest in Bankruptcy Estate                   12/31/02                 --
Centis, Inc. -- Residual Interest in Bankruptcy Estate                     05/23/03                 --
Covenant Care, Inc. -- Warrants                                            12/22/95                 --
Covenant Care, Inc. -- Warrants                                            01/18/02                 --
Decision One Corporation -- Common Shares                                  06/16/00                 --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate     10/01/02             11,356
Enterprise Profit Solutions -- Liquidation Interest                        10/21/02                 --
Euro United Corporation -- Residual Interest in Bankruptcy Estate          06/21/02          4,466,250
Exide Technologies -- Warrants                                             11/30/01                 --
Gevity HR -- Common Shares                                                 07/21/97             34,325
Grand Union Company -- Residual Interest in Bankruptcy Estate              07/01/02              8,198
Holmes Group -- Warrants                                                   10/24/01                 --
Humphreys, Inc. -- Residual Interest in Bankruptcy Estate                  05/15/02             25,000
Imperial Home D-cor Group, Inc. -- Common Shares                           05/02/01          1,654,378
IHDG Realty -- Common Shares                                               05/02/01                  1
Insilco Technologies -- Residual Interest in Bankruptcy Estate             05/02/03            144,581
Intera Group, Inc. -- Common Shares                                        11/29/02                 --
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                      06/05/02            400,069
Morris Material Handling, Inc. -- Common Shares                            01/10/01          3,009,059
MP Holdings, Inc. -- Common Shares                                         03/14/01                  6
Murray's Discount Auto Stores, Inc. -- Common Shares                       03/25/02                 --
Murray's Discount Auto Stores, Inc. -- Warrants                            02/16/99                 --
New World Restaurant Group, Inc. -- Warrants                               09/27/01                 40
Safelite Glass Corporation -- Common Shares                                09/12/00                 --
Safelite Realty -- Common Shares                                           09/12/00                 --
Sarcom Corporation -- Common Shares                                        12/11/02                 --
Sarcom Corporation -- Preferred Shares                                     12/11/02          2,782,654
Scientific Games Corporation -- Warrants                                   05/11/01                 --
Soho Publishing -- Common Shares                                           03/14/01                176
Stellex Aerostructures, Inc. -- Common Shares                              10/17/01            275,767
Tartan Textile Services, Inc. -- Series D Preferred Shares                 07/17/01          2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Shares                 07/17/01          2,333,852
Telinget, Inc. -- Residual Interest in Bankruptcy Estate                   09/18/02                 --
Tembec, Inc. -- Common Shares                                              01/10/01          1,442,942
Transtar Metals -- Residual Interest in Bankruptcy Estate                  01/09/03            160,918
TSR Wireless, LLC -- Residual Interest in Bankruptcy Estate                10/14/02                 --
U.S. Aggregates -- Residual Interest in Bankruptcy Estate                  04/07/03                 --
U.S. Office Products Company -- Residual Interest in Bankruptcy Estate     11/28/00                 --
                                                                                           -----------
Total restricted securities excluding senior loans (market value of
 $31,859,267 was 3.4% of net assets at May 31, 2003)                                       $27,564,759
                                                                                           ===========

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At May 31, 2003, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

       ACCRUED INVESTMENT       ACCRUED ADMINISTRATIVE
         MANAGEMENT FEES                 FEES                  TOTAL
         ---------------                 ----                ----------
           $ 1,019,602                 $318,574              $1,338,176

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 27, 2003 and a $450 million five-year revolving credit agreement which matures on July 15, 2003, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2003, was $84 million, at a weighted average interest rate of 1.7%. The amount of borrowings represented 5.7% of total assets at May 31, 2003. Average borrowings for the period ended May 31, 2003 were $147,847,826 and the average annualized interest rate was 2.0%.

As of May 31, 2003, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                  $    644,951
Aurora Foods, Inc.                                                      404,571
Block Vision Holdings Corp.                                             118,771
Centennial Cellular Operating Co.                                       400,000
Citadel Broadcasting Company                                          1,505,000
Express Script, Inc.                                                  2,061,337
Hercules Incorporated                                                 1,500,000
Hilton Hawaiian Village, LLC                                          8,455,882
Houghton Mifflin Co.                                                  2,076,923
Insight Health Services Corporation                                   1,666,667
Levi Strauss & Co.                                                    2,500,000
Lyondell Chemical Company                                             9,000,000
Murray's Discount Auto Stores, Inc.                                   3,083,332
Owens -- Illinois, Inc.                                               4,675,501
Packaging Corporation of America                                      2,753,596
Park Place Entertainment Corporation                                  5,078,740
Primedia, Inc.                                                        1,379,158
Relizon Company (The)                                                 7,096,674
Sears Roebuck and Co.                                                10,000,000
Six Flags Theme Parks, Inc.                                           1,100,000
Smurfit-Stone Container                                               2,230,596
Waste Connections, Inc.                                               5,298,851
Western Wireless Corporation                                          6,000,000
                                                                   ------------
                                                                   $ 79,030,550
                                                                   ============

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

As of May 31,, 2003, share offerings pursuant to shelf registrations were as follows:

              REGISTRATION           SHARES              SHARES
                  DATE             REGISTERED          REMAINING
                  ----             ----------          ----------
                 6/11/98           15,000,000                  --
                 6/19/98           10,000,000           9,730,800
                 9/15/98           25,000,000          19,170,354
                 3/04/99            5,000,000           3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the period ended May 31, 2003.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of May 31, 2003, the Trust held 3.8% of its total assets in subordinated loans and unsecured loans.

NOTE 8 -- SUBSEQUENT EVENTS

Subsequent to May 31, 2003, the Trust paid to Common Shareholders the following dividends from net investment income:

     PER SHARE AMOUNT     DECLARATION DATE     RECORD DATE     PAYABLE DATE
     ----------------     ----------------     -----------     ------------
         $0.0345               6/30/03           7/10/03          7/22/03

Subsequent to May 31, 2003, the Trust paid to Preferred Shareholders the following dividends from net investment income:

              TOTAL
PREFERRED   PER SHARE        AUCTION                RECORD                PAYABLE
 SHARES      AMOUNT           DATES                  DATES                 DATES
 ------      -------          -----                  -----                 -----
Series M     $ 34.57   06/02/03 to 07/07/03   06/09/03 to 07/14/03   06/10/03 to 07/15/03
Series T     $ 33.14   06/03/03 to 07/08/03   06/10/03 to 07/15/03   06/11/03 to 07/16/03
Series W     $ 31.55   06/04/03 to 07/09/03   06/11/03 to 07/16/03   06/12/03 to 07/17/03
Series Th    $ 33.62   06/05/03 to 07/10/03   06/12/03 to 07/17/03   06/13/03 to 07/18/03
Series F     $ 32.36   06/06/03 to 07/11/03   06/13/03 to 07/18/03   06/16/03 to 07/21/03

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

SENIOR LOANS*: 149.9%

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 2.9%
                       ALLIANT TECHSYSTEMS, INC.                             Ba2     BB-
  $  2,428,571         Term Loan, maturing April 20, 2009                                    $    2,436,464
                       DRS TECHNOLOGIES, INC.                                Ba3     BB-
     1,970,035         Term Loan, maturing September 30, 2008                                     1,983,579
                       NEW PIPER AIRCRAFT, INC.                               NR      NR
     8,240,533   (3)   Term Loan, maturing April 15, 2005                                         5,109,130
                       PIEDMONT AVIATION SERVICES                             NR      NR
     4,680,432         Term Loan, maturing July 23, 2006                                          4,633,627
     4,680,432         Term Loan, maturing July 23, 2007                                          4,633,628
                       TITAN CORPORATION                                     Ba3     BB-
     2,977,500         Term Loan, maturing June 30, 2009                                          2,981,222
                       TRANSDIGM HOLDING CORPORATION                          B1      B+
       432,575         Term Loan, maturing May 15, 2006                                             435,819
     2,140,740         Term Loan, maturing May 15, 2007                                           2,156,796
                       UNITED DEFENSE INDUSTRIES, INC.                       Ba3     BB-
     3,309,888         Term Loan, maturing August 13, 2009                                        3,317,276
                                                                                             --------------
                                                                                                 27,687,542
                                                                                             --------------
AUTOMOBILE: 9.8%
                       AFTERMARKET TECHNOLOGY CORPORATION                    Ba2     BB-
     1,722,367         Term Loan, maturing February 8, 2008                                       1,721,138
     1,252,607         Term Loan, maturing February 8, 2008                                       1,251,713
                       AMERICAN AXLE & MANUFACTURING, INC.                   Ba1     BB+
     5,116,000         Term Loan, maturing April 30, 2006                                         5,112,091
                       CAPITAL TOOL & DESIGN, LTD.                            NR      NR
     6,346,127         Term Loan, maturing May 31, 2003                                           6,297,876
                       COLLINS & AIKMAN PRODUCTS                             Ba3     BB-
     4,424,906         Term Loan, maturing December 31, 2005                                      4,417,994
                       DURA OPERATING CORPORATION                            Ba3      BB
     3,176,000         Term Loan, maturing December 31, 2008                                      3,174,015
                 (2)   EXIDE TECHNOLOGIES                                     NR       D
     1,612,012   (3)   Revolver, maturing December 18, 2003                                         922,877
       371,195   (3)   Term Loan, maturing December 18, 2003                                        212,509
     3,227,260   (3)   Term Loan, maturing March 18, 2005                                         1,839,538
                 (2)   FEDERAL-MOGUL CORPORATION                               D       D
     1,500,000         Term Loan, maturing February 24, 2004                                      1,170,938
     4,880,000         Term Loan, maturing February 24, 2005                                      3,845,440
                       FORD MOTOR CREDIT COMPANY                              A3     BBB
    15,000,000         Floating Rate Note, maturing October 25, 2004                             14,875,365
                       GOODYEAR TIRE & RUBBER COMPANY                        Ba2     BB+
     5,500,000         Term Loan, maturing April 30, 2005                                         5,335,000
                 (2)   HAYES LEMMERZ INTERNATIONAL, INC.                    Caa2      NR
     3,478,750   (3)   Term Loan, maturing December 31, 2005                                      2,951,138
                       METALDYNE COMPANY, LLC                                 B2     BB-
     3,995,000         Term Loan, maturing December 31, 2009                                      3,733,451
                       POLYPORE, INC.                                        Ba3      B+
     5,445,000         Term Loan, maturing December 31, 2007                                      5,472,225
                       SAFELITE GLASS CORPORATION                             B3      B+
     6,757,557         Term Loan, maturing September 30, 2007                                     6,656,194
    10,852,547         Term Loan, maturing September 30, 2007                                    10,689,758

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
AUTOMOBILE (CONTINUED)
                       STONERIDGE, INC.                                      Ba3      BB
  $    580,000         Term Loan, maturing April 30, 2008                                    $      579,275
                       TENNECO AUTOMOTIVE, INC.                               B1       B
     2,000,000         Term Loan, maturing September 30, 2005                                     1,975,000
     1,424,113         Term Loan, maturing November 4, 2007                                       1,386,532
     1,424,113         Term Loan, maturing May 4, 2008                                            1,389,302
                       TRW AUTOMOTIVE ACQUISITIONS CORPORATION               Ba2      BB
     8,000,000         Term Loan, maturing February 27, 2011                                      8,031,432
                                                                                             --------------
                                                                                                 93,040,800
                                                                                             --------------
BANKING: 0.6%
                 (2)   OUTSOURCING SOLUTIONS, INC.                           Caa1      D
    12,055,854   (3)   Term Loan, maturing June 10, 2006                                          5,425,134
                                                                                             --------------
                                                                                                  5,425,134
                                                                                             --------------
BEVERAGE, FOOD AND TOBACCO: 6.8%
                       AURORA FOODS, INC.                                     B3     CCC
     1,595,429         Revolver, maturing June 30, 2005                                           1,415,943
     3,423,147         Term Loan, maturing June 30, 2005                                          3,170,690
                       BIRDS EYE FOODS, INC.                                 Ba3      B+
     6,977,500         Term Loan, maturing June 30, 2008                                          6,992,034
                       COMMONWEALTH BRANDS, INC.                             Ba3     BB-
     7,979,833         Term Loan, maturing August 28, 2007                                        7,984,821
                       CONSTELLATION BRANDS, INC.                            Ba1      BB
     6,000,000         Term Loan, maturing November 30, 2008                                      6,029,250
                       COTT BEVERAGES, INC.                                  Ba3     BB-
       673,000         Term Loan, maturing December 31, 2006                                        675,524
                       CP KELCO APS                                           B3      B+
     3,873,131         Term Loan, maturing March 31, 2008                                         3,842,468
     1,297,279         Term Loan, maturing September 30, 2008                                     1,287,008
                       DEAN FOODS COMPANY                                    Ba1     BB+
    15,378,097         Term Loan, maturing July 15, 2008                                         15,411,298
                       DEL MONTE CORPORATION                                 Ba3     BB-
     4,643,762         Term Loan, maturing December 20, 2010                                      4,696,005
                 (2)   FLEMING COMPANIES, INC.                                B3       D
       820,420         Revolver, maturing June 18, 2007                                             699,408
     1,685,300         Term Loan, maturing June 18, 2008                                          1,410,596
                       INTERSTATE BRANDS CORPORATION                         Ba2     BB+
     2,947,500         Term Loan, maturing July 19, 2007                                          2,937,552
       992,500         Term Loan, maturing July 19, 2007                                            986,297
                       MAFCO WORLDWIDE CORPORATION                            B1       B
     2,100,676         Term Loan, maturing March 31, 2006                                         2,079,669
                       NATIONAL DAIRY HOLDINGS, L.P.                         Ba2     BB+
     2,475,000         Term Loan, maturing April 30, 2009                                         2,470,359
                       NUTRASWEET ACQUISITION CORPORATION                    Ba3      NR
       502,901         Term Loan, maturing June 30, 2006                                            501,434
                       SOUTHERN WINE & SPIRITS OF AMERICA, INC.              Ba3    BBB-
     1,985,000         Term Loan, maturing July 2, 2008                                           1,990,584
                                                                                             --------------
                                                                                                 64,580,940
                                                                                             --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
BUILDINGS AND REAL ESTATE: 0.7%
                 (2)   HQ GLOBAL WORKPLACES, INC.                             NR      NR
  $  3,865,243   (3)   Term Loan, maturing November 6, 2005                                  $    2,009,927
                       MACERICH PARTNERSHIP, L.P.                            Ba2      NR
     4,915,200         Term Loan, maturing July 26, 2005                                          4,921,344
                                                                                             --------------
                                                                                                  6,931,271
                                                                                             --------------
CABLE TELEVISION: 13.6%
                 (2)   ADELPHIA COMMUNICATIONS CORPORATION                    NR     BBB
     2,970,000         Debtor in Possession Term Loan,
                       maturing June 25, 2004                                                     2,981,138
                       BRESNAN COMMUNICATIONS, LLC                            B1     BB-
     5,000,000         Term Loan, maturing December 31, 2007                                      4,927,085
                       CC VI OPERATING COMPANY, LLC                           B2    CCC+
     7,980,000         Term Loan, maturing November 12, 2008                                      6,939,751
                       CC VIII OPERATING, LLC                                 B2      B-
     4,443,750         Term Loan, maturing February 2, 2008                                       4,075,554
                 (2)   CENTURY CABLE HOLDINGS, LLC                          Caa1       D
     1,230,000         Revolver, maturing March 31, 2009                                          1,006,038
    11,000,000         Term Loan, maturing June 30, 2009                                          9,114,281
     5,000,000         Term Loan, maturing December 31, 2009                                      4,116,250
                       CHARTER COMMUNICATIONS OPERATING, LLC                  B2       B
    16,355,000         Term Loan, maturing September 18, 2008                                    15,055,693
    30,210,706         Term Loan, maturing March 18, 2008                                        27,869,377
                 (2)   FRONTIERVISION OPERATING PARTNERS, L.P.                B2       D
     2,593,939         Revolver, maturing October 31, 2005                                        2,446,949
     2,000,000         Term Loan, maturing September 30, 2005                                     1,886,666
     2,400,000         Term Loan, maturing March 31, 2006                                         2,256,000
                       INSIGHT MIDWEST HOLDINGS, LLC                         Ba3     BB+
    14,500,000         Term Loan, maturing December 31, 2009                                     14,456,703
                       MCC IOWA MEDIACOM BROADBAND                           Ba3     BB+
    13,500,000         Term Loan, maturing September 30, 2010                                    13,500,932
                 (2)   OLYMPUS CABLE HOLDINGS, LLC                            B2       D
     2,000,000         Term Loan, maturing June 30, 2010                                          1,742,142
    18,250,000         Term Loan, maturing September 30, 2010                                    16,228,813
                                                                                             --------------
                                                                                                128,603,370
                                                                                             --------------
CARGO TRANSPORT: 2.5%
                 (2)   AMERICAN COMMERCIAL LINES, LLC                       Caa1       D
     1,258,356         Term Loan, maturing June 30, 2006                                          1,016,123
     1,804,934         Term Loan, maturing June 30, 2007                                          1,456,582
                 (2)   AMERICAN COMMERCIAL LINES, LLC                        Ba3      NR
     2,000,000         Debtor in Possession Term Loan,
                       maturing July 31, 2004                                                     1,995,000
                       CSX/HORIZON LINES, LLC                                Ba3     BB-
     1,666,667         Term Loan, maturing February 27, 2009                                      1,671,875
                       GEMINI LEASING, INC.                                   B1      NR
     4,117,116   (3)   Term Loan, maturing August 12, 2005                                        1,543,919
                       NEOPLAN USA CORPORATION                                NR      NR
     2,406,000   (3)   Letter of Credit, maturing May 29, 2005                                    1,058,640
     1,603,721   (3)   Revolver, maturing May 29, 2005                                              705,637
    15,026,825   (3)   Term Loan, maturing May 29, 2005                                           6,611,803
     2,315,775   (3)   Term Loan, maturing May 29, 2005                                           1,018,941

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
CARGO TRANSPORT (CONTINUED)
                       OMNITRAX RAILROADS, LLC                                NR      NR
  $  2,801,953         Term Loan, maturing May 13, 2005                                      $    2,794,948
                       TEREX CORPORATION                                      B1     BB-
     3,480,006         Term Loan, maturing December 31, 2009                                      3,418,020
                                                                                             --------------
                                                                                                 23,291,488
                                                                                             --------------
CELLULAR: 11.6%
                       AIRGATE PCS, INC.                                      B3    CCC-
       894,870         Term Loan, maturing June 6, 2007                                             729,319
     9,387,622         Term Loan, maturing September 30, 2008                                     7,650,912
                       AMERICAN CELLULAR CORPORATION                          B3      CC
     2,469,499         Term Loan, maturing March 31, 2008                                         2,159,782
     4,330,351         Term Loan, maturing March 31, 2009                                         3,787,252
                       CENTENNIAL CELLULAR OPERATING COMPANY                  B3      B-
     1,600,000         Revolver, maturing January 30, 2006                                        1,364,000
       956,522         Term Loan, maturing November 30, 2006                                        880,683
       498,700         Term Loan, maturing May 31, 2007                                             450,388
       498,695         Term Loan, maturing November 30, 2007                                        450,383
                       INDEPENDENT WIRELESS ONE CORPORATION                 Caa1      CC
    10,000,000   (3)   Term Loan, maturing June 20, 2008                                          7,200,000
                       MICROCELL CONNEXIONS, INC.                             NR    CCC+
     2,510,152         Term Loan, maturing March 1, 2006                                          2,108,528
                       NEXTEL FINANCE COMPANY                                Ba3     BB-
    13,641,026         Term Loan, maturing December 31, 2007                                     13,019,500
     2,731,250         Term Loan, maturing June 30, 2008                                          2,680,695
     2,731,250         Term Loan, maturing December 31, 2008                                      2,680,695
    36,408,750         Term Loan, maturing March 31, 2009                                        35,330,505
                       NEXTEL OPERATIONS, INC.                               Ba3     BB-
     2,124,580         Term Loan, maturing February 10, 2007                                      2,123,034
                       RURAL CELLULAR CORPORATION                             B2       B
     4,911,130         Term Loan, maturing October 3, 2008                                        4,517,218
     4,911,130         Term Loan, maturing April 3, 2009                                          4,504,941
                       WESTERN WIRELESS CORPORATION                           B3      B-
     4,000,000         Revolver, maturing March 31, 2008                                          3,652,000
     7,800,000         Term Loan, maturing March 31, 2008                                         7,234,500
     7,980,000         Term Loan, maturing September 30, 2008                                     7,392,903
                                                                                             --------------
                                                                                                109,917,237
                                                                                             --------------
CHEMICALS, PLASTICS AND RUBBER: 6.2%
                       ACADIA ELASTOMERS CORPORATION                          NR      NR
     9,270,073         Term Loan, maturing March 31, 2004                                         8,713,869
                       EQUISTAR CHEMICALS, L.P.                              Ba2     BB+
     4,988,885         Term Loan, maturing August 24, 2007                                        5,009,294
                       FMC CORPORATION                                       Ba1     BBB-
     3,990,000         Term Loan, maturing October 21, 2007                                       4,043,865
                       FOAMEX, L.P.                                           B2      B+
     1,682,653         Term Loan, maturing June 30, 2005                                          1,575,384
     1,529,690         Term Loan, maturing June 30, 2006                                          1,432,172
                       GEO SPECIALTY CHEMICALS, INC.                          B1       B
     2,757,857         Term Loan, maturing December 31, 2007                                      2,544,123

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
                       HERCULES, INC.                                        Ba1      BB
  $  4,987,500         Term Loan, maturing May 15, 2007                                      $    5,001,006
                       HUNTSMAN INTERNATIONAL, LLC                            B2      B+
       509,663         Term Loan, maturing June 30, 2005                                            500,320
     4,624,593         Term Loan, maturing June 30, 2007                                          4,617,656
     4,624,593         Term Loan, maturing June 30, 2008                                          4,620,741
                       HUNTSMAN, LLC                                          B2      B+
     7,700,916         Term Loan, maturing March 31, 2007                                         7,001,419
     3,694,203         Term Loan, maturing March 31, 2007                                         3,358,648
                       JOHNSONDIVERSEY, INC.                                 Ba3     BB-
     3,960,000         Term Loan, maturing November 3, 2009                                       3,983,823
                       MILLENNIUM AMERICA, INC.                             Baa3     BB+
       770,000         Term Loan, maturing June 18, 2006                                            772,406
                       NOVEON, INC.                                           B1     BB-
     4,663,901         Term Loan, maturing September 30, 2008                                     4,680,975
                       OM GROUP, INC.                                         B2      B+
       917,075         Term Loan, maturing April 1, 2006                                            915,241
                                                                                             --------------
                                                                                                 58,770,943
                                                                                             --------------
CONTAINERS, PACKAGING AND GLASS: 8.5%
                       BERRY PLASTICS CORPORATION                             B1      B+
     2,977,500         Term Loan, maturing July 22, 2010                                          2,992,387
                       BLUE RIDGE PAPER PRODUCTS, INC.                        B3      B+
     8,658,467         Term Loan, maturing May 14, 2006                                           8,442,005
                       CONSTAR INTERNATIONAL, INC.                            B1     BB-
     2,985,000         Term Loan, maturing November 20, 2009                                      2,996,194
                       CROWN CORK & SEAL COMPANY, INC.                       Ba3      BB
     3,500,000         Term Loan, maturing September 15, 2008                                     3,512,688
                       GRAPHIC PACKAGING CORPORATION                         Ba3      BB
     1,975,000         Term Loan, maturing February 28, 2009                                      1,981,172
                       GREIF BROS. CORPORATION                               Ba3      BB
     2,977,500         Term Loan, maturing August 23, 2009                                        2,979,733
                       IMPAXX, INC.                                           NR      NR
     4,197,914         Term Loan, maturing April 30, 2005                                         3,736,144
                       JEFFERSON SMURFIT CORPORATION                         Ba3      B+
     1,647,273         Term Loan, maturing March 31, 2007                                         1,636,925
                 (2)   LINCOLN PULP & EASTERN FINE                            NR      NR
        92,280   (3)   Term Loan, maturing December 31, 2001                                         42,449
    14,881,108   (3)   Term Loan, maturing August 31, 2004                                        6,845,310
                       NEXPAK CORPORATION                                     B1      B+
     2,191,514   (3)   Term Loan, maturing March 31, 2004                                           851,128
     2,191,551   (3)   Term Loan, maturing March 31, 2004                                           851,142
                       OWENS-BROCKWAY GLASS CONTAINER, INC.                   B1      BB
     7,732,214         Revolver, maturing March 31, 2004                                          7,691,620
                       PACKAGING CORPORATION OF AMERICA                     Baa3     BBB
     1,002,633         Term Loan, maturing June 29, 2006                                          1,000,126
                       PLIANT CORPORATION                                     B2     BB-
     2,640,080         Term Loan, maturing May 31, 2008                                           2,618,630
                       RIVERWOOD INTERNATIONAL CORPORATION                    B1      B
    15,000,000         Term Loan, maturing December 31, 2006                                     14,980,080

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)
                       SILGAN HOLDINGS, INC.                                 Ba2      BB
  $  2,990,000         Term Loan, maturing November 30, 2008                                 $    2,992,491
                       SMURFIT-STONE CONTAINER                               Ba3      B+
       769,404         Revolver, maturing February 28, 2005                                         739,590
                       SMURFIT-STONE CONTAINER CANADA, INC.                  Ba3      B+
     1,597,010         Term Loan, maturing June 30, 2009                                          1,591,187
                       STONE CONTAINER CORPORATION                           Ba3      B+
     9,425,605         Term Loan, maturing June 30, 2009                                          9,382,162
                       TEKNI-PLEX, INC.                                       B1      B+
     2,917,500         Term Loan, maturing June 21, 2008                                          2,871,004
                                                                                             --------------
                                                                                                 80,734,166
                                                                                             --------------
DATA AND INTERNET SERVICES: 0.6%
                       360NETWORKS, INC.                                      NR      NR
     1,353,721         Term Loan, maturing November 12, 2007                                        676,861
                       ARCH WIRELESS HOLDINGS, INC.                         Caa3      NR
       423,939         Senior Note, maturing May 15, 2007                                           423,939
                       ICG COMMUNICATIONS, INC.                               NR      NR
     4,863,150         Term Loan, maturing May 31, 2005                                           3,623,047
                       MCLEODUSA, INC.                                      Caa2      NR
     1,329,412         Term Loan, maturing May 30, 2008                                             689,078
                                                                                             --------------
                                                                                                  5,412,924
                                                                                             --------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 5.6%
                       BARJAN PRODUCTS, LLC                                   NR      NR
     4,813,875         Term Loan, maturing May 31, 2006                                           2,936,464
                       BRAND SERVICES, INC.                                   B1      B+
     3,990,000         Term Loan, maturing October 16, 2009                                       4,010,780
                       DRESSER, INC.                                         Ba3     BB-
     5,219,136         Term Loan, maturing April 10, 2009                                         5,238,243
                       FLOWSERVE CORPORATION                                 Ba3     BB-
     1,506,892         Term Loan, maturing June 30, 2006                                          1,496,062
     4,673,400         Term Loan, maturing June 30, 2009                                          4,681,513
                       GENERAL CABLE CORPORATION                              B1     BB-
     1,541,037         Term Loan, maturing May 28, 2007                                           1,221,272
                       MANITOWOC COMPANY, INC.                               Ba2      BB
     1,965,000         Term Loan, maturing May 9, 2007                                            1,969,667
                       MUELLER GROUP, INC.                                    B1      B+
     5,955,000         Term Loan, maturing May 31, 2008                                           5,947,026
                       NEPTUNE TECHNOLOGY GROUP, INC.                         B1      B+
     4,750,000         Term Loan, maturing March 31, 2010                                         4,785,625
                       NORCROSS SAFETY PRODUCTS, LLC                          B1      B+
     1,250,000         Term Loan, maturing March 20, 2009                                         1,252,735
                       SPX CORPORATION                                       Ba2     BBB-
     6,477,812         Term Loan, maturing September 30, 2009                                     6,477,411
     7,606,296         Term Loan, maturing March 31, 2010                                         7,605,824
                       UNITED PET GROUP                                       NR      NR
     5,748,984         Term Loan, maturing March 31, 2006                                         5,672,235
                                                                                             --------------
                                                                                                 53,294,857
                                                                                             --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE SERVICE: 1.1%
                       IRON MOUNTAIN, INC.                                   Ba3      BB
  $  1,994,000         Term Loan, maturing February 15, 2008                                 $    2,002,546
                       PRIVATE BUSINESS, INC.                                 NR      NR
     3,537,882         Term Loan, maturing August 19, 2006                                        3,484,814
                       US INVESTIGATIONS SERVICES, LLC                        B1     BB-
     4,738,813         Term Loan, maturing January 10, 2009                                       4,715,118
                                                                                             --------------
                                                                                                 10,202,479
                                                                                             --------------
ECOLOGICAL: 0.5%
                 (2)   IT GROUP, INC.                                       Caa1      NR
     4,154,605   (3)   Term Loan, maturing June 11, 2007                                            353,141
                       WASTE CONNECTIONS, INC.                               Ba3      BB
     4,701,149         Revolver, maturing May 16, 2005                                            4,560,115
                                                                                             --------------
                                                                                                  4,913,256
                                                                                             --------------
ELECTRONICS: 1.9%
                 (2)   ACTERNA, LLC                                         Caa1       D
     6,098,973   (3)   Term Loan, maturing September 30, 2007                                     1,326,527
                       DECISION ONE CORPORATION                               B3     CCC
     9,050,516         Term Loan, maturing April 18, 2005                                         7,692,938
     1,794,690         Term Loan, maturing April 18, 2005                                         1,525,487
                       KNOWLES ELECTRONICS, INC.                              B3    CCC+
     3,170,210         Term Loan, maturing June 29, 2007                                          2,948,295
                       SARCOM, INC.                                           NR      NR
     1,003,670         Term Loan, maturing June 30, 2007                                          1,003,670
                       TRANSACTION NETWORK SERVICES, INC.                    Ba3     BB-
     3,722,219         Term Loan, maturing April 3, 2007                                          3,705,935
                                                                                             --------------
                                                                                                 18,202,852
                                                                                             --------------

GAMING: 4.9%
                 (2)   ALADDIN GAMING, LLC                                  Caa1      NR
     2,968,421   (3)   Term Loan, maturing August 26, 2006                                        2,530,579
     4,455,000   (3)   Term Loan, maturing February 26, 2008                                      3,797,888
                       ALLIANCE GAMING CORPORATION                            B1     BB-
     4,950,000         Term Loan, maturing December 31, 2006                                      4,975,780
                       AMERISTAR CASINOS, INC.                               Ba3     BB-
     2,921,762         Term Loan, maturing December 20, 2006                                      2,934,910
                       ARGOSY GAMING COMPANY                                 Ba2      BB
     4,421,250         Term Loan, maturing July 31, 2008                                          4,447,039
                       BOYD GAMING CORPORATION                               Ba1     BB+
       992,500         Term Loan, maturing June 24, 2008                                            995,229
                       ISLE OF CAPRI CASINOS, INC.                           Ba2     BB-
       990,000         Term Loan, maturing April 26, 2008                                           993,867
                       MANDALAY RESORT GROUP                                 Ba2     BB+
    17,000,000         Term Loan, maturing August 22, 2006                                       16,847,714
                       PARK PLACE ENTERTAINMENT CORPORATION                  Ba1    BBB-
     4,921,260         Revolver, maturing December 31, 2003                                       4,841,289
                       PENN NATIONAL GAMING                                  Ba3      B+
     3,500,000         Term Loan, maturing September 3, 2007                                      3,503,062
                                                                                             --------------
                                                                                                 45,867,358
                                                                                             --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
GROCERY: 0.2%
                       GIANT EAGLE, INC.                                     Ba2     BB+
  $  1,985,000         Term Loan, maturing August 2, 2009                                    $    1,988,309
                                                                                             --------------
                                                                                                  1,988,309
                                                                                             --------------
HEALTHCARE, EDUCATION AND CHILDCARE: 11.8%
                       ALLIANCE IMAGING, INC.                                 B1      B+
     1,038,168         Term Loan, maturing November 2, 2006                                       1,021,298
     6,217,331         Term Loan, maturing June 10, 2008                                          5,996,616
                       AMERIPATH, INC.                                        B1      B+
     2,100,000         Term Loan, maturing March 27, 2010                                         2,110,500
                       APRIA HEALTHCARE GROUP, INC.                          Ba1    BBB-
     4,925,000         Term Loan, maturing July 20, 2008                                          4,927,310
                       CAREMARK RX, INC.                                     Ba2     BB+
     2,470,038         Term Loan, maturing March 31, 2006                                         2,471,581
                       COMMUNITY HEALTH SYSTEMS, INC.                        Ba3     BB-
    14,935,000         Term Loan, maturing July 16, 2010                                         14,903,502
                       CONCENTRA OPERATING CORPORATION                        B1      B+
     2,987,259         Term Loan, maturing June 30, 2006                                          2,942,451
     1,493,630         Term Loan, maturing June 30, 2007                                          1,471,225
                       COVENANT CARE, INC.                                    NR      NR
     5,304,415         Term Loan, maturing June 30, 2003                                          5,238,110
                       DAVITA, INC.                                          Ba3     BB-
     8,910,000         Term Loan, maturing March 31, 2009                                         8,933,389
                       EXPRESS SCRIPTS, INC.                                 Ba1    BBB-
     1,030,668         Revolver, maturing March 31, 2005                                          1,015,208
     3,076,923         Term Loan, maturing March 31, 2008                                         3,078,846
                       FISHER SCIENTIFIC INTERNATIONAL, INC.                 Ba3     BB+
     4,000,000         Term Loan, maturing March 31, 2010                                         4,021,000
                 (2)   FOUNTAIN VIEW, INC.                                    NR      NR
     9,939,548         Term Loan, maturing March 31, 2004                                         9,902,275
                       FRESENIUS MEDICAL CARE HOLDING, INC.                  Ba1     BB+
     4,000,000         Term Loan, maturing February 21, 2010                                      4,010,416
                       GENESIS HEALTH VENTURES, INC.                         Ba3      B+
     1,539,950         Floating Rate Note, maturing April 2, 2007                                 1,455,253
                       HCA, INC.                                             Ba1    BBB-
     9,257,143         Term Loan, maturing April 30, 2006                                         9,129,857
                       IASIS HEALTHCARE CORPORATION                           B1       B
     1,995,000         Term Loan, maturing February 7, 2009                                       2,009,963
                       INSIGHT HEALTH SERVICES CORPORATION                    B1      B+
     3,333,333         Term Loan, maturing October 17, 2008                                       3,340,627
                       KINETIC CONCEPTS, INC.                                Ba3      B+
     2,639,967         Term Loan, maturing March 31, 2006                                         2,641,617
                       MAGELLAN HEALTH SERVICES, INC.                       Caa1       D
     1,231,415         Term Loan, maturing February 12, 2005                                      1,161,635
     1,231,415         Term Loan, maturing February 12, 2006                                      1,161,635
                       MARINER HEALTH CARE, INC.                              B1      NR
       988,381         Floating Rate Note, maturing May 13, 2009                                    983,644
                       OXFORD HEALTH PLANS, INC.                             Ba2     BB+
     3,500,000         Term Loan, maturing April 25, 2009                                         3,510,210

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
                       SYBRON DENTAL MANAGEMENT, INC.                        Ba3     BB-
  $  1,338,503         Term Loan, maturing June 6, 2009                                      $    1,344,024
                       TRIAD HOSPITALS, INC.                                 Ba3      B+
     1,967,273         Term Loan, maturing September 30, 2008                                     1,980,351
                       VANGUARD HEALTH SYSTEMS, INC.                         Ba3      B+
     5,486,250         Term Loan, maturing January 3, 2010                                        5,513,681
                       VICAR OPERATING, INC.                                  B1      B+
     4,967,475         Term Loan, maturing September 30, 2008                                     4,990,241
                                                                                             --------------
                                                                                                111,266,464
                                                                                             --------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 1.3%
                 (2)   DESA INTERNATIONAL, INC.                             Caa2      NR
       801,544         Term Loan, maturing November 26, 2004                                        801,544
                       HOLMES PRODUCTS CORPORATION                            B2       B
     2,431,443         Term Loan, maturing February 5, 2007                                       2,360,525
                       IDENTITY GROUP, INC.                                   NR      NR
     4,525,000         Term Loan, maturing May 11, 2007                                           2,262,500
                       IMPERIAL HOME DECOR GROUP, INC.                        NR      NR
       833,725   (3)   Term Loan, maturing April 4, 2006                                            416,862
                       NATIONAL BEDDING COMPANY                               B1      B+
     2,957,955         Term Loan, maturing August 31, 2008                                        2,965,811
                       SEALY MATTRESS COMPANY                                 B1      B+
       794,004         Term Loan, maturing December 15, 2004                                        789,438
     1,062,244         Term Loan, maturing December 15, 2005                                      1,055,605
     1,358,133         Term Loan, maturing December 15, 2006                                      1,349,644
                                                                                             --------------
                                                                                                 12,001,930
                                                                                             --------------
INSURANCE: 0.2%
                       USI HOLDINGS CORPORATION                               B1      B+
     2,274,198         Term Loan, maturing September 17, 2004                                     2,097,948
                                                                                             --------------
                                                                                                  2,097,948
                                                                                             --------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 10.1%
                       AMF BOWLING WORLDWIDE, INC.                            B1       B
     1,821,058         Term Loan, maturing February 28, 2008                                      1,821,817
                       BALLY TOTAL FITNESS HOLDING CORPORATION               Ba3      B+
     5,881,479         Term Loan, maturing November 10, 2004                                      5,705,035
                       FITNESS HOLDINGS WORLDWIDE, INC.                       B1       B
     8,347,370         Term Loan, maturing November 2, 2006                                       7,862,180
     7,462,881         Term Loan, maturing November 2, 2007                                       7,029,101
                       KERASOTES THEATRES, INC.                               B1      B+
     1,995,000         Term Loan, maturing December 31, 2008                                      2,007,469
                       LODGENET ENTERTAINMENT CORPORATION                    Ba3      B+
     4,969,836         Term Loan, maturing June 30, 2006                                          4,946,542
                       LOEWS CINEPLEX ENTERTAINMENT CORPORATION               NR      NR
     9,796,480         Term Loan, maturing February 29, 2008                                      9,669,429
                       METRO-GOLDWYN-MAYER STUDIOS, INC.                     Ba3     BB-
       500,000         Term Loan, maturing June 30, 2007                                            496,875
    14,500,000         Term Loan, maturing June 30, 2008                                         14,488,676
                       NEW JERSEY BASKETBALL, LLC                             B2      B-
     4,000,000         Term Loan, maturing December 8, 2003                                       4,000,000

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT AND ENTERTAINMENT (CONTINUED)
                       PANAVISION, INC.                                     Caa1     CCC
  $ 13,990,723         Term Loan, maturing March 31, 2005                                    $   12,824,834
                       REGAL CINEMAS, INC.                                   Ba2     BB-
     2,343,750         Term Loan, maturing December 31, 2007                                      2,352,539
                       SIX FLAGS THEME PARKS, INC.                           Ba2     BB-
     1,900,000         Revolver, maturing June 30, 2008                                           1,843,000
    11,000,000         Term Loan, maturing June 30, 2009                                         10,945,205
                       WASHINGTON FOOTBALL, INC.                            Baa3      NR
     3,000,000         Term Loan, maturing October 16, 2007                                       3,016,875
                       XANTERRA PARKS & RESORTS, LLC                          NR      NR
     3,287,317         Term Loan, maturing September 30, 2004                                     3,279,098
     3,287,317         Term Loan, maturing September 30, 2005                                     3,279,098
                                                                                             --------------
                                                                                                 95,567,773
                                                                                             --------------
LODGING: 5.2%
                       EXTENDED STAY AMERICA, INC.                           Ba3     BB-
    16,227,853         Term Loan, maturing January 15, 2008                                      16,174,016
                       GAYLORD ENTERTAINMENT COMPANY                          NR      NR
     5,000,000         Term Loan, maturing March 22, 2006                                         4,981,250
                       HILTON HAWAIIAN VILLAGE, LLC                          Ba1    BBB-
     7,169,118         Revolver, maturing June 1, 2003                                            7,106,388
                       WYNDHAM INTERNATIONAL, INC.                            NR    CCC+
     7,136,323         Term Loan, maturing June 30, 2004                                          5,969,028
    17,947,072         Term Loan, maturing June 30, 2006                                         14,550,589
                                                                                             -------------
                                                                                                 48,781,271
                                                                                             --------------
MACHINERY: 2.8%
                       ALLIANCE LAUNDRY HOLDINGS, LLC                         B1       B
     3,755,555         Term Loan, maturing August 2, 2007                                         3,717,218
                       ANTHONY CRANE RENTAL, L.P.                           Caa2      CC
    14,437,500         Term Loan, maturing July 20, 2006                                          8,566,245
                       MORRIS MATERIAL HANDLING, INC.                         NR      NR
       258,831         Term Loan, maturing September 28, 2004                                       245,889
                       NATIONAL WATERWORKS, INC.                              B1     BB-
     1,980,000         Term Loan, maturing November 22, 2009                                      2,001,038
                       REXNORD CORPORATION                                    B1      B+
     6,805,556         Term Loan, maturing November 25, 2009                                      6,862,266
                       UNITED RENTALS (NORTH AMERICA), INC.                  Ba3      BB
     1,725,660         Term Loan, maturing August 31, 2007                                        1,717,185
                       VUTEK, INC.                                            B1      NR
       903,446         Term Loan, maturing July 31, 2005                                            876,343
     1,699,805         Term Loan, maturing July 31, 2007                                          1,648,811
       641,133         Term Loan, maturing December 30, 2007                                        621,524
                                                                                             --------------
                                                                                                 26,256,518
                                                                                             --------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 1.0%
                       PEABODY ENERGY CORPORATION                            Ba1     BB+
     9,000,000         Term Loan, maturing March 21, 2010                                         9,064,125
                                                                                             --------------
                                                                                                  9,064,125
                                                                                             --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
OIL AND GAS: 1.7%
                       CITGO PETROLEUM CORPORATION                           Ba2      BB
  $  2,500,000         Term Loan, maturing February 27, 2006                                 $    2,525,000
                       PACIFIC ENERGY GROUP, LLC                             Ba2    BBB-
     4,000,000         Term Loan, maturing July 26, 2009                                          4,020,000
                       PLAINS MARKETING, L.P.                                Ba1    BBB-
     3,465,000         Term Loan, maturing September 21, 2007                                     3,483,046
                       PMC COMPANY                                           Ba1    BBB-
     2,760,000         Term Loan, maturing May 5, 2006                                            2,749,650
                       W-H ENERGY SERVICES, INC.                              B2      B+
     3,430,016         Term Loan, maturing April 16, 2007                                         3,421,441
                                                                                             --------------
                                                                                                 16,199,136
                                                                                             --------------
OTHER BROADCASTING AND ENTERTAINMENT: 1.8%
                       AMERICAN MOVIE CLASSICS                               Ba3    BBB-
     1,000,000         Term Loan, maturing March 14, 2009                                         1,001,375
                       DIRECTV HOLDINGS, LLC                                 Ba2     BB-
     6,000,000         Term Loan, maturing March 6, 2010                                          6,043,878
                       PEGASUS MEDIA & COMMUNICATIONS, INC.                   B3      B-
     5,869,924         Term Loan, maturing April 30, 2005                                         5,701,164
                       RAINBOW MEDIA GROUP                                   Ba3     BB+
     4,000,000         Term Loan, maturing March 14, 2009                                         4,005,500
                                                                                             --------------
                                                                                                 16,751,917
                                                                                             --------------
OTHER TELECOMMUNICATIONS: 2.2%
                       BROADWING, INC.                                        B1      B-
    10,229,922         Term Loan, maturing November 9, 2004                                      10,208,613
     5,709,366         Term Loan, maturing December 30, 2006                                      5,645,644
       687,357         Term Loan, maturing June 28, 2007                                            677,218
                       GCI HOLDINGS, INC.                                    Ba3     BB+
     1,500,000         Term Loan, maturing October 15, 2004                                       1,510,313
                       INTERA GROUP, INC.                                     NR      NR
     2,854,468         Term Loan, maturing December 31, 2005                                      2,711,744
     1,681,780   (3)   Term Loan, maturing December 31, 2005                                             --
       909,384   (3)   Term Loan, maturing December 31, 2005                                             --
                                                                                             --------------
                                                                                                 20,753,532
                                                                                             --------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 4.7%
                       ARMKEL, LLC                                           Ba3      B+
     1,924,301         Term Loan, maturing March 28, 2009                                         1,937,050
                       BUHRMANN U.S., INC.                                    B1      B+
     2,261,865         Term Loan, maturing October 26, 2005                                       2,062,538
     1,090,140         Term Loan, maturing October 26, 2007                                       1,005,109
                       CHURCH & DWIGHT COMPANY, INC.                         Ba2      BB
     2,979,987         Term Loan, maturing September 30, 2007                                     2,998,612
                       JOSTENS, INC.                                          B1      BB-
     1,758,052         Term Loan, maturing May 31, 2006                                           1,733,146
     4,486,364         Term Loan, maturing December 31, 2009                                      4,495,709
                       NORWOOD PROMOTIONAL PRODUCTS, INC.                     NR      NR
     9,510,848         Term Loan, maturing February 1, 2005                                       9,510,848
     7,731,328   (3)   Term Loan, maturing February 1, 2005                                       3,440,441
     1,998,167   (3)   Term Loan, maturing February 1, 2005                                              --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS (CONTINUED)
                       PAINT SUNDRY BRANDS CORPORATION                        B2      B+
  $    894,245         Term Loan, maturing August 11, 2005                                   $      889,774
       875,811         Term Loan, maturing August 11, 2006                                          871,432
                       PLAYTEX PRODUCTS, INC.                                Ba3     BB-
    11,218,425         Term Loan, maturing May 31, 2009                                          11,169,344
                       RAYOVAC CORPORATION                                   Ba3     BB-
     4,450,000         Term Loan, maturing September 30, 2009                                     4,458,344
                                                                                             --------------
                                                                                                 44,572,346
                                                                                             --------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 3.1%
                       AFC ENTERPRISES, INC.                                 Ba2      BB
     1,512,013         Term Loan, maturing May 23, 2009                                           1,504,138
                       COINMACH CORPORATION                                   B1     BB-
     4,900,000         Term Loan, maturing July 25, 2009                                          4,914,087
                       DOMINO'S, INC.                                        Ba3     BB-
     2,977,500         Term Loan, maturing June 30, 2008                                          2,984,944
                       GATE GOURMET BORROWER, LLC                             B1      BB
     1,000,000         Term Loan, maturing December 31, 2008                                        925,000
     1,000,000         Term Loan, maturing December 31, 2009                                        990,000
                       NEW WORLD RESTAURANT GROUP, INC.                       B3    CCC-
     4,000,000         Secured Floating Rate Note, maturing June 15, 2003                         3,600,000
                       OTIS SPUNKMEYER, INC.                                  B1      B+
     6,835,055         Term Loan, maturing February 20, 2009                                      6,822,239
                       PAPA GINO'S, INC.                                      NR      NR
     1,866,477         Term Loan, maturing August 31, 2006                                        1,842,063
     4,757,812         Term Loan, maturing August 31, 2007                                        4,731,278
                       RELIZON COMPANY                                       Ba3     BB-
     1,117,115         Revolver, maturing August 4, 2006                                          1,005,404
                                                                                             --------------
                                                                                                 29,319,153
                                                                                             --------------
PRINTING AND PUBLISHING: 8.6%
                       ADAMS OUTDOOR ADVERTISING, L.P.                        B1      B+
     1,775,000         Term Loan, maturing February 8, 2008                                       1,780,547
                       ADVANSTAR COMMUNICATIONS, INC.                         B2       B
     9,629,933         Term Loan, maturing April 11, 2007                                         9,052,137
                       AMERICAN MEDIA OPERATIONS, INC.                       Ba3      B+
     3,989,822         Term Loan, maturing April 1, 2007                                          4,002,912
                       BELL ACTIMEDIA, INC.                                  Ba3     BB-
     1,821,991         Term Loan, maturing November 29, 2010                                      1,838,389
                       CANWEST MEDIA, INC.                                   Ba3      B+
     4,200,639         Term Loan, maturing May 15, 2008                                           4,214,686
     4,498,904         Term Loan, maturing May 15, 2009                                           4,513,949
                       DEX MEDIA EAST, LLC                                   Ba3     BB-
     5,164,634         Term Loan, maturing May 8, 2009                                            5,232,880
                       HOLLINGER INTERNATIONAL PUBLISHING, INC.              Ba2     BB-
     2,487,500         Term Loan, maturing September 30, 2009                                     2,521,703
                       HOUGHTON MIFFLIN COMPANY                              Ba3     BB-
       423,077         Revolver, maturing February 28, 2008                                         399,803
                       LAMAR MEDIA CORPORATION                               Ba2     BB-
    15,000,000         Term Loan, maturing June 30, 2010                                         15,016,875

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING (CONTINUED)
                       MOORE CORPORATION                                     Ba2     BB+
  $  6,000,000         Term Loan, maturing March 15, 2010                                    $    6,039,378
                       PRIMEDIA, INC.                                         B3       B
       620,843         Revolver, maturing June 30, 2008                                             566,519
     3,743,351         Term Loan, maturing June 30, 2009                                          3,617,597
                       R.H. DONNELLEY, INC.                                  Ba3      BB
     7,980,000         Term Loan, maturing June 30, 2010                                          8,058,140
                       READER'S DIGEST ASSOCIATIONS, INC.                    Baa3    BB+
     6,947,500         Term Loan, maturing May 20, 2008                                           6,856,314
                       TRANSWESTERN PUBLISHING COMPANY                       Ba3     BB-
     2,947,500         Term Loan, maturing June 27, 2008                                          2,954,256
                       VERTIS, INC.                                           B2      B+
     2,994,437         Term Loan, maturing December 7, 2008                                       2,907,099
                       ZIFF DAVIS MEDIA, INC.                                 B3     CCC
     1,694,296         Term Loan, maturing March 31, 2007                                         1,495,217
                                                                                             --------------
                                                                                                 81,068,399
                                                                                             --------------
RADIO AND TV BROADCASTING: 5.3%
                       BLOCK COMMUNICATIONS, INC.                            Ba2     BB-
     2,834,660         Term Loan, maturing November 15, 2009                                      2,845,290
                       CITADEL BROADCASTING COMPANY                          Ba2      B+
     1,995,000         Revolver, maturing April 2, 2008                                           1,925,175
     1,617,778         Term Loan, maturing June 26, 2008                                          1,617,778
     3,328,000         Term Loan, maturing June 26, 2009                                          3,338,816
                       CUMULUS MEDIA, INC.                                   Ba3      B+
     3,000,000         Term Loan, maturing March 28, 2010                                         3,011,874
                       EMMIS OPERATING COMPANY                               Ba2      B+
    10,982,904         Term Loan, maturing August 31, 2009                                       11,009,384
                       FISHER BROADCASTING, INC.                             Ba3      B+
     2,000,000         Term Loan, maturing February 28, 2010                                      1,995,000
                       GRAY TELEVISION, INC.                                 Ba3      B+
     4,000,000         Term Loan, maturing December 31, 2010                                      4,025,500
                       LIN TELEVISION CORPORATION                            Ba2      BB
     2,102,857         Term Loan, maturing December 31, 2007                                      2,107,063
     1,897,143         Term Loan, maturing December 31, 2007                                      1,899,989
                       PAXSON COMMUNICATIONS CORPORATION                     Ba3     BB-
     4,912,500         Term Loan, maturing June 30, 2006                                          4,894,078
                       SINCLAIR BROADCAST GROUP, INC.                        Ba2      BB
     5,000,000         Term Loan, maturing December 31, 2009                                      5,008,704
     3,000,000         Term Loan, maturing December 31, 2009                                      3,006,027
                       SUSQUEHANNA MEDIA COMPANY                             Ba1     BB-
     2,475,000         Term Loan, maturing June 30, 2008                                          2,484,281
                                                                                             --------------
                                                                                                 49,168,959
                                                                                             --------------
RETAIL: 3.8%
                       ADVANCE STORES COMPANY, INC.                          Ba3     BB-
     4,706,353         Term Loan, maturing November 30, 2007                                      4,721,060
     4,706,352         Term Loan, maturing November 30, 2007                                      4,719,097
                       CH OPERATING, LLC                                      B2      B+
     2,431,034         Term Loan, maturing June 21, 2007                                          2,423,437

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
RETAIL (CONTINUED)
                       MURRAY'S DISCOUNT AUTO STORES, INC.                    NR       B
  $ 12,839,799         Term Loan, maturing June 30, 2003                                     $   12,700,766
       616,667         Revolver, maturing June 30, 2003                                                  --
                       PANTRY, INC.                                           B1      B+
     5,000,000         Term Loan, maturing March 31, 2007                                         4,968,750
                       PETCO ANIMAL SUPPLIES, INC.                           Ba3     BB-
     3,472,868         Term Loan, maturing October 2, 2008                                        3,485,169
                       SHOPPERS DRUG MART CORPORATION                       Baa3    BBB+
       882,353         Term Loan, maturing February 4, 2009                                         884,467
                       TRAVELCENTERS OF AMERICA, INC.                        Ba3      BB
     2,382,515         Term Loan, maturing November 14, 2008                                      2,393,684
                                                                                             --------------
                                                                                                 36,296,432
                                                                                             --------------
TELECOMMUNICATIONS EQUIPMENT: 4.9%
                       AMERICAN TOWER, L.P.                                   B2       B
     9,797,583         Term Loan, maturing June 30, 2007                                          9,583,261
     1,663,816         Term Loan, maturing December 31, 2007                                      1,652,095
                       CROWN CASTLE OPERATING COMPANY                        Ba3      B-
    13,000,000         Term Loan, maturing March 15, 2008                                        12,986,454
                       PINNACLE TOWERS, INC.                                  B3       D
     8,266,878         Term Loan, maturing October 31, 2005                                       7,998,204
                       SPECTRASITE COMMUNICATIONS, INC.                       B1      B+
     6,999,889         Term Loan, maturing December 31, 2007                                      7,005,720
                       TRIPOINT GLOBAL COMMUNICATIONS, INC.                   NR      NR
     3,093,034         Term Loan, maturing May 31, 2006                                           2,938,382
                       TSI TELECOMMUNICATION SERVICES, INC.                  Ba3      B+
     3,980,352         Term Loan, maturing December 31, 2006                                      3,880,843
                                                                                             --------------
                                                                                                 46,044,960
                                                                                             --------------
TEXTILES AND LEATHER: 2.6%
                 (2)   GALEY & LORD, INC.                                   Caa2      NR
     2,692,043         Term Loan, maturing April 2, 2005                                          1,554,655
     1,927,515         Term Loan, maturing April 1, 2006                                          1,113,140
                       LEVI STRAUSS & COMPANY                                 B1      BB
     4,906,930         Term Loan, maturing July 31, 2006                                          4,819,013
                 (2)   MALDEN MILLS INDUSTRIES, INC.                          NR      NR
     8,958,296   (3)   Term Loan, maturing October 28, 2006                                       4,755,010
                       POLYMER GROUP, INC.                                    NR      NR
     8,902,127         Term Loan, maturing December 31, 2006                                      8,363,548
                       TARGUS GROUP, INC.                                     NR      NR
     3,306,761         Term Loan, maturing August 31, 2006                                        2,926,483
                       WILLIAM CARTER COMPANY                                Ba3      BB
       946,442         Term Loan, maturing September 30, 2008                                       952,357
                                                                                             --------------
                                                                                                 24,484,206
                                                                                             --------------
UTILITIES: 0.8%
                       CALPINE CORPORATION                                   Ba3    BBB-
     1,899,130         Term Loan, maturing March 8, 2004                                          1,839,189
                       ITC HOLDINGS CORPORATION                             Baa3    BBB-
     1,000,000         Term Loan, maturing February 28, 2009                                      1,004,167

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             BANK LOAN
                                                                              RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT       BORROWER/TRANCHE DESCRIPTION                        MOODY'S   S&P         VALUE
-----------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
                       MICHIGAN ELECTRIC TRANSMISSION COMPANY               Baa2     BB+
  $  2,977,500         Term Loan, maturing May 1, 2007                                       $    2,985,563
                       PIKE ELECTRIC, INC.                                   Ba3     BB-
     1,647,059         Term Loan, maturing April 18, 2010                                         1,657,868
                                                                                             --------------
                                                                                                  7,486,788
                                                                                             --------------
                       TOTAL SENIOR LOANS
                       (COST $1,489,750,945)                                                 $1,416,046,783
                                                                                             --------------
OTHER CORPORATE DEBT: 2.1%

AUTOMOBILE: 0.6%
                       CAPITAL TOOL & DESIGN, LTD.                            NR      NR
     6,000,000         Subordinated Note, maturing July 10, 2004                                  5,700,000

DATA AND INTERNET SERVICES: 0.1%
                       ARCH WIRELESS HOLDINGS, INC.                           Ca      NR
       739,789   (3)   Subordinated Note, maturing May 15, 2009                                     739,789

FINANCE: 1.0%
                       VALUE ASSET MANAGEMENT, INC.                           B3       B
    10,000,000         Senior Subordinated Bridge Note,
                       maturing August 31, 2005                                                   9,400,000

HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                       BLOCK VISION HOLDINGS CORPORATION                      NR      NR
        13,365         Junior Term Loan, maturing January 31, 2006                                      --

HOME AND OFFICE FURNISHINGS, HOUSEWARES: 0.0%
                       MP HOLDINGS, INC.                                      NR      NR
        45,229         Subordinated Note, maturing March 14, 2007                                    42,967

PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 0.3%
                       PAINT SUNDRY BRANDS                                    B2      B+
     2,875,000         Subordinated Note, maturing August 11, 2008                                2,601,875

TEXTILES AND LEATHER: 0.1%
                       TARTAN TEXTILE SERVICES, INC.                          NR      NR
     1,332,583         Subordinated Note, maturing April 1, 2011                                  1,332,583
                                                                                             --------------
                       TOTAL OTHER CORPORATE DEBT (COST $20,232,242)                             19,817,214
                                                                                             --------------

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

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PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                       SECURITY DESCRIPTION                                                      VALUE
-----------------------------------------------------------------------------------------------------------
EQUITIES AND OTHER ASSETS: 4.1%
     (@) , (R)         360Networks, Inc. (76,029 Common Shares)                              $           --
     (1), (@) , (R)    Allied Digital Technologies Corporation
                         (Residual Interest in Bankruptcy Estate)                                   186,961
     (@) , (R)         AM Cosmetics Corporation (Liquidation Interest)                                  100
     (@)               Arch Wireless Holdings, Inc. (102,124 Common Shares)                         563,724
     (@) , (R)         Autotote Systems, Inc. (Option to Purchase 0.248% of
                         Common Shares Issued and Outstanding)                                           --
     (@) , (R)         Block Vision Holdings Corporation (571 Common Shares)                             --
     (2), (@) , (R)    Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)      8,014,961
     (@) , (R)         Capital Tool & Design, Ltd. (Warrants for 121,159 Common Shares)                  --
     (@) , (R)         Cedar Chemical (Liquidation Interest)                                             --
     (2), (@) , (R)    Centis, Inc. (Residual Interest in Bankruptcy Estate)                        100,000
     (@) , (R)         Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                         Expires January 13, 2005)                                                       --
                       Covenant Care, Inc. (Warrants for 28,901 Common Shares,
                         Expires March 31, 2013)                                                         --
     (@)               Dan River, Inc. (127,306 Common Shares)                                      420,110
     (@) , (R)         Decision One Corporation (350,059 Common Shares)                                  --
     (2), (@) , (R)    Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)          4,387
     (@) , (R)         Enterprise Profit Solutions (Liquidation Interest)                                --
     (4), (@) , (R)    Euro United Corporation (Residual Interest in Bankruptcy Estate)           4,466,250
     (2), (@) , (R)    Exide Technologies (Warrants for 16,501 Common Shares,
                         Expires March 16, 2006)                                                        165
     (@)               Genesis Health Ventures, Inc. (190,605 Common Shares)                      3,289,842
     (@)               Genesis Health Ventures, Inc. (2,223 Preferred Shares)                       200,070
     (@) , (R)         Gevity HR (60,056 Common Shares)                                             606,566
     (2), (@) , (R)    Grand Union Company (Residual Interest in Bankruptcy Estate)                  90,339
     (@) , (R)         Holmes Products Corporation (Warrants for 19,397 Common Shares,
                         Expires May 7, 2006)                                                            --
     (2), (@) , (R)    Humphreys, Inc. (Residual Interest in Bankruptcy Estate)                          --
     (@) , (R)         Imperial Home Decor Group, Inc. (300,141 Common Shares)                            1
     (@) , (R)         IHDG Realty (300,141 Common Shares)                                                1
     (2), (@) , (R)    Insilco Technologies (Residual Interest in Bankruptcy Estate)                147,443
     (@) , (R)         Intera Group, Inc. (864 Common Shares)                                            --
     (2), (@) , (R)    Kevco, Inc. (Residual Interest in Bankruptcy Estate)                         144,581
     (@)               Mariner Health Care, Inc. (126,525 Common Shares)                            556,710
     (@)               Microcell Connexions, Inc. (2,473 1st Preferred Voting Shares)                21,345
     (@)               Microcell Connexions, Inc. (171,635 1st Preferred Non-Voting Shares)       1,625,213
     (@)               Microcell Connexions, Inc. (53,271 2nd Preferred Non-Voting Shares)          426,820
     (@) , (R)         Morris Material Handling, Inc. (481,373 Common Shares)                       779,824
     (@) , (R)         MP Holdings, Inc. (590 Common Shares)                                              6
     (@) , (R)         Murray's Discount Auto Stores, Inc. (17 Common Shares)                        91,783
     (@) , (R)         Murray's Discount Auto Stores, Inc. (Warrants for 955 Common Shares,
                         Expires January 22, 2007)                                                5,166,661

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                       SECURITY DESCRIPTION                                                      VALUE
-----------------------------------------------------------------------------------------------------------
     (@) , (R)         New World Restaurant Group, Inc. (Warrants for 4,489 Common
                         Shares, Expires June 15, 2006)                                      $      101,182
     (@) , (R)         Safelite Glass Corporation (660,808 Common Shares)                         5,914,232
     (@) , (R)         Safelite Realty (44,605 Common Shares)                                             1
     (@) , (R)         Sarcom Corporation (462,984 Common Shares)                                        --
     (@) , (R)         Sarcom Corporation (4,015 Preferred Shares)                                1,391,287
     (@) , (R)         Scientific Games Corporation (48,930 Warrants for Class B
                         Non-Voting Common Shares, Expires October 2003)                            155,454
     (@) , (R)         Soho Publishing (17,582 Common Shares)                                           176
     (@) , (R)         Stellex Aerostructures, Inc. (11,130 Common Shares)                              --
     (@) , (R)         Tartan Textile Services, Inc. (23,449 Shares of Series D
                         Preferred Stock)                                                         2,344,900
     (@) , (R)         Tartan Textile Services, Inc. (36,775 Shares of Series E
                         Preferred Stock)                                                         1,287,125
     (@) , (R)         Teligent, Inc. (50 Common Shares)                                                 --
     (@) , (R)         Tembec, Inc. (167,239 Common Shares)                                         864,882
     (1), (@) , (R)    Transtar Metals (Residual Interest in Bankruptcy Estate)                          --
     (1), (@) , (R)    TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)                        --
     (2), (@) , (R)    U.S. Aggregates (Residual Interest in Bankruptcy Estate)                          --
     (2), (@) , (R)    U.S. Office Products Company (Residual Interest in
                         Bankruptcy Estate)                                                              --
                                                                                             --------------
                       TOTAL FOR EQUITIES AND OTHER ASSETS (COST $45,108,156)                    38,963,103
                                                                                             --------------
                       TOTAL INVESTMENTS (COST $1,555,091,343)(5)                   156.1%   $1,474,827,100
                       PREFERRED SHARES AND LIABILITIES IN EXCESS OF
                         CASH AND OTHER ASSETS, NET                                 (56.1)     (530,088,702)
                                                                                   ------    --------------
                       NET ASSETS                                                   100.0%   $  944,738,398
                                                                                   ======    ==============

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

(@)  Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investor Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investment is $1,554,263,115 and net unrealized depreciation consists of the following:

              Gross Unrealized Appreciation      $  14,809,113
              Gross Unrealized Depreciation        (94,245,128)
                                                 -------------
              Net Unrealized Depreciation        $ (79,436,015)
                                                 =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

            Management's Additional Operating Information (Unaudited)

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of June 30, 2003 was 7,931 which does not include approximately 49,750 beneficial owners of shares held in the name of brokers of other nominees.

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. A Trustee who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                              TERM OF                                NUMBER OF
                                            OFFICE AND         PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)  LENGTH OF       OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH     TIME           DURING THE              OVERSEEN              HELD BY
            AND AGE                 FUND     SERVED(1)      PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
            -------                 ----     ---------      ---------------          ----------             -------
INDEPENDENT TRUSTEES
Paul S. Doherty(2)                Trustee    October      Mr. Doherty is               106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1999 -       President and Partner,                       (February 2002 -
Scottsdale, Arizona 85258                    Present      Doherty, Wallace,                            Present).
Born: 1934                                                Pillsbury and Murphy,
                                                          P.C., Attorneys (1996 -
                                                          Present); Director,
                                                          Tambrands, Inc. (1993 -
                                                          1998); and Trustee of
                                                          each of the funds
                                                          managed by Northstar
                                                          Investment Manage-
                                                          ment Corporation
                                                          (1993 - 1999).

J. Michael Earley(3)              Trustee    February     President and Chief          106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2002 -       Executive Officer,                           (1997 - Present).
Scottsdale, Arizona 85258                    Present      Bankers Trust Company,
Born: 1945                                                N.A. (1992 - Present).

R. Barbara Gitenstein(2)          Trustee    February     President, College of        106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2002 -       New Jersey (1999 -                           (1997 - Present).
Scottsdale, Arizona 85258                    Present      Present). Formerly,
Born: 1948                                                Executive Vice
                                                          President and Provost,
                                                          Drake University (1992
                                                          - 1998).

Walter H. May(2)                  Trustee    October      Retired. Formerly,           106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1999 -       Managing Director and                        (February 2002 -
Scottsdale, Arizona 85258                    Present      Director of Marketing,                       Present) and Best Prep
Born: 1936                                                Piper Jaffray, Inc.;                         Charity (1991 -
                                                          Trustee of each of the                       Present).
                                                          funds managed by
                                                          Northstar Investment
                                                          Management
                                                          Corporation (1996 -
                                                          1999).

Jock Patton(2)                    Trustee    August       Private Investor (June       106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1995 -       1997 - Present).                             (February 2002 -
Scottsdale, Arizona 85258                    Present      Formerly, Director and                       Present); Director,
Born: 1945                                                Chief Executive Officer,                     Hypercom, Inc. (January
                                                          Rainbow Multimedia                           1999 - Present); JDA
                                                          Group, Inc. (January                         Software Group, Inc.
                                                          1999 - December 2001);                       (January 1999 -
                                                          Director of Stuart                           Present); Buick of
                                                          Entertainment, Inc.;                         Scottsdale, Inc.; Na-
                                                          Director of Artisoft, Inc.                   tional Airlines, Inc.; BG
                                                          (1994 - 1998).                               Associates, Inc.; BK En-
                                                                                                       tertainment, Inc.; and
                                                                                                       Arizona Rotorcraft, Inc.

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                              TERM OF                                NUMBER OF
                                            OFFICE AND         PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)  LENGTH OF       OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH     TIME           DURING THE              OVERSEEN              HELD BY
            AND AGE                 FUND     SERVED(1)      PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
            -------                 ----     ---------      ---------------          ----------             -------
David W.C. Putnam(3)              Trustee    October      President and Director,      106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1999 -       F.L. Putnam Securities                       (February 2002 -
Scottsdale, Arizona 85258                    Present      Company, Inc. and its                        Present), Anchor
Born: 1939                                                affiliates; President,                       International Bond
                                                          Secretary and Trustee,                       (December 2000 -
                                                          The Principled Equity                        Present); Progressive
                                                          Marke Fund. Formerly,                        Capital Accumulation
                                                          Trustee, Trust Realty                        Trust (August 1998 -
                                                          Trust (December Corp.;                       Present); Principled
                                                          Anchor Investment                            Equity Market Fund
                                                          Trust; Bow 2000 -                            (November 1996 -
                                                          Present); Ridge Mining                       Present), Mercy
                                                          Company and each of                          Endowment
                                                          the F.L. Putnam funds                        Foundation (1995 -
                                                          managed by Northstar                         Present); Director, F.L.
                                                          Investment Foundation                        Putnam Investment
                                                          Management                                   Management Company
                                                          Corporation (1994 -                          (December 2001 -
                                                          1999).                                       Present); Asian
                                                                                                       American Bank and
                                                                                                       Trust Company (June
                                                                                                       1992 - Present); and
                                                                                                       Notre Dame Health
                                                                                                       Care Center (1991 -
                                                                                                       Present) F.L. Putnam
                                                                                                       Securities Company,
                                                                                                       Inc. (June 1978 -
                                                                                                       Present); and an
                                                                                                       Honorary Trustee,
                                                                                                       Mercy Hospital (1973 -
                                                                                                       Present).

Blaine E. Rieke(3)                Trustee    February     General Partner,             106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2001 -       Huntington Partners                          (February 2002 -
Scottsdale, Arizona 85258                    Present      (January 1997 -                              Present) and Morgan
Born: 1933                                                Present). Chairman of                        Chase Trust Co.
                                                          the Board and Trustee                        (January 1998 -
                                                          of each of the funds                         Present).
                                                          managed by ING
                                                          Investment
                                                          Management Co. LLC
                                                          (November 1998 -
                                                          February 2001).

Roger B. Vincent(3)               Trustee    February     President, Springwell        106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2002 -       Corporation (1989 -                          (1994 - Present); and
Scottsdale, Arizona 85258                    Present      Present). Formerly,                          Director, AmeriGas
Born: 1945                                                Director, Tatham                             Propane, Inc. (1998 -
                                                          Offshore, Inc. (1996 -                       Present).
                                                          2000).

Richard A. Wedemeyer(2)           Trustee    February     Retired. Mr.                 106             Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2001 -       Wedemeyer was                                (February 2002 -
Scottsdale, Arizona 85258                    Present      formerly Vice President                      Present) and
Born: 1936                                                - Finance and                                Touchstone Consulting
                                                          Administration,                              Group (1997 - Present).
                                                          Channel Corporation
                                                          (June 1996 - April
                                                          2002). Formerly, Vice
                                                          President, Operations
                                                          and Administration,
                                                          Jim Henson
                                                          Productions. (1979 -
                                                          1997); Trustee, First
                                                          Choice Funds (1997 -
                                                          2001); and of each of
                                                          the funds managed by
                                                          ING Investment
                                                          Management Co. LLC
                                                          (1998 - 2001).

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                              TERM OF                                NUMBER OF
                                            OFFICE AND         PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)  LENGTH OF       OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH     TIME           DURING THE              OVERSEEN              HELD BY
            AND AGE                 FUND     SERVED(1)      PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
            -------                 ----     ---------      ---------------          ----------             -------
TRUSTEES WHO ARE "INTERESTED PERSONS"
Thomas J. McInerney(4)            Trustee    February     Chief Executive Officer,     160             Director, Hemisphere,
7337 E. Doubletree Ranch Rd.                 2001 -       ING U.S. Financial                           Inc. (May 2003 -
Scottsdale, Arizona 85258                    Present      Services (September                          Present); Trustee, GCG
Born: 1956                                                2001 - Present);                             Trust (February 2002 -
                                                          General Manager and                          Present); Equitable Life
                                                          Chief Executive Officer,                     Insurance Co., Golden
                                                          ING U.S. Worksite                            American Life
                                                          Financial Services                           Insurance Co., Life
                                                          (December 2000 -                             Insurance Company of
                                                          Present); Member, ING                        Georgia, Midwestern
                                                          Americas Executive                           United Life Insurance
                                                          Committee (2001 -                            Co., ReliaStar Life
                                                          Present); President,                         Insurance Co., Security
                                                          Chief Executive Officer                      Life of Denver, Security
                                                          and Director of                              Connecticut Life
                                                          Northern Life Insurance                      Insurance Co.,
                                                          Company (2001 -                              Southland Life
                                                          Present), ING Aeltus                         Insurance Co., USG
                                                          Holding Company, Inc.                        Annuity and Life
                                                          (2000 - Present), ING                        Company, and United
                                                          Retail Holding                               Life and Annuity
                                                          Company (1998 -                              Insurance Co. Inc
                                                          Present), Formerly, ING                      (March 2001 - Present);
                                                          Life Insurance and                           Director, Ameribest Life
                                                          Annuity Company                              Insurance Co., (March
                                                          (1997 - November                             2001 to January 2003);
                                                          2002) and ING                                Director, First
                                                          Retirement Holdings,                         Columbine Life
                                                          Inc. (1997 - March                           Insurance Co. (March
                                                          2003). Formerly,                             2001 to December
                                                          General Manager and                          2002); Member of the
                                                          Chief Executive Officer,                     Board, National
                                                          ING Worksite Division                        Commission on
                                                          (December 2000 -                             Retirement Policy,
                                                          October 2001),                               Governor's Council on
                                                          President, ING-SCI, Inc.                     Economic
                                                          (August 1997 -                               Competitiveness and
                                                          December 2000);                              Technology of
                                                          President, Aetna                             Connecticut,
                                                          Financial Services                           Connecticut Business
                                                          (August 1997 -                               and Industry
                                                          December 2000); Head                         Association, Bushnell;
                                                          of National Accounts                         Connecticut Forum;
                                                          Core Sales and                               Metro Hartford
                                                          Marketing, Aetna U.S.                        Chamber of Commerce;
                                                          Healthcare (April 1996 -                     and is Chairman,
                                                          March 1997).                                 Concerned Citizens for
                                                                                                       Effective Government.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                              TERM OF                                NUMBER OF
                                            OFFICE AND         PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)  LENGTH OF       OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH     TIME           DURING THE              OVERSEEN              HELD BY
            AND AGE                 FUND     SERVED(1)      PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
            -------                 ----     ---------      ---------------          ----------             -------
John G. Turner(5)                 Trustee    October      Chairman, Hillcrest          157             Trustee, GCG; Director,
7337 E. Doubletree Ranch Rd.                 1999 -       Capital Partners (May                        Hormel Foods
Scottsdale, Arizona 85258                    Present      2002-Present);                               Corporation (March
Born: 1939                                                President, Turner                            2000 - Present); Shopko
                                                          Investment Company                           Stores, Inc. (August
                                                          (January 2002 -                              1999 - Present); and
                                                          Present). Mr. Turner                         M.A. Mortenson
                                                          was formerly Vice                            Company (March 2002 -
                                                          Chairman of ING                              Present).
                                                          Americas (2000 - 2002);
                                                          Chairman and Chief
                                                          Executive Officer of
                                                          ReliaStar Financial
                                                          Corp. and ReliaStar
                                                          Life Insurance Company
                                                          (1993 - 2000); Chairman
                                                          of ReliaStar United
                                                          Services Life Insurance
                                                          Company (1995 - 1998);
                                                          Chairman of ReliaStar
                                                          Life Insurance Company
                                                          of New York (1995 -
                                                          2001); Chairman of
                                                          Northern Life Insurance
                                                          Company (1992 - 2001);
                                                          Chairman and Trustee of
                                                          the Northstar
                                                          affiliated investment
                                                          companies (1993 - 2001)
                                                          and Director, Northstar
                                                          Investment Management
                                                          Corporation and its
                                                          affiliates (1993 - 1999
                                                          ). (1) Trustees serve
                                                          until their successors
                                                          are duly elected and
                                                          qualified. (2)
                                                          Valuation Committee
                                                          member. (3) Audit
                                                          Committee member. (4)
                                                          Mr. McInerney is an
                                                          "interested person," as
                                                          defined by the 1940
                                                          Act, because of his
                                                          affiliation with ING
                                                          U.S. Worksite Financial
                                                          Services, an affiliate
                                                          of ING Investments,
                                                          LLC. (5) Mr. Turner is
                                                          an "interested person,"
                                                          as defined by the 1940
                                                          Act, because of his
                                                          affiliation with ING
                                                          Americas, an affiliate
                                                          of ING Investments,
                                                          LLC.


                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                 TERM OF OFFICE                    OCCUPATION(S)
         NAME, ADDRESS                   POSITION(S)              AND LENGTH OF                     DURING THE
            AND AGE                  HELD WITH THE TRUST         TIME SERVED(1)                   PAST FIVE YEARS
            -------                  -------------------         --------------                   ---------------
OFFICERS:
James M. Hennessy                 President and Chief        February 2001 -          President and Chief Executive
7337 E. Doubletree Ranch Rd.,     Executive Officer          Present                  Officer of ING Capital Corporation,
Scottsdale, Arizona 85258                                                             LLC, ING Funds Services, LLC, ING
Born: 1949                        Chief Operating            June 2000 - Present      Advisors, Inc., ING Investments,
                                  Officer                                             LLC, Lexington Funds Distributor,
                                                                                      Inc., Express America T.C. Inc. and
                                  Senior Executive           June 2000 - February     EAMC Liquidation Corp. (since
                                  Vice President             2001                     December 2001); Executive Vice
                                                                                      President and Chief Operating
                                  Secretary                  April 1995 - February    Officer of ING Funds Distributor,
                                                             2001                     LLC (since June 2000). Formerly,
                                                                                      Executive Vice President and Chief
                                                                                      Operating Officer of ING
                                                                                      Quantitative Management, Inc.
                                                                                      (October 2001 to September 2002);
                                                                                      Senior Executive Vice President
                                                                                      (June 2000 to December 2000) and
                                                                                      Secretary (April 1995 to December
                                                                                      2000) of ING Capital Corporation,
                                                                                      LLC, ING Funds Services, LLC, ING
                                                                                      Investments, LLC, ING Advisors,
                                                                                      Inc., Express America T.C. Inc.,
                                                                                      and EAMC Liquidation Corp.; and
                                                                                      Executive Vice President, ING
                                                                                      Capital Corporation, LLC and its
                                                                                      affiliates (May 1998 to June 2000)
                                                                                      and Senior Vice President, ING
                                                                                      Capital Corporation, LLC and its
                                                                                      affiliates (April 1995 to April
                                                                                      1998).

Michael J. Roland                 Executive Vice             February 2002 -          Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.,     President and              Present                  Financial Officer and Treasurer of
Scottsdale, Arizona 85258         Assistant Secretary                                 ING Funds Services, LLC, ING Funds
Born: 1958                                                                            Distributor, LLC, ING Advisors, Inc.,
                                  Chief Financial Officer    June 1998 - Present      ING Investments, LLC (December
                                                                                      2001 to present), Lexington Funds
                                  Senior Vice President      June 1998 - February     Distributor, Inc., Express America
                                                             2002                     T.C. Inc. and EAMC Liquidation
                                                                                      Corp. (since December 2001).
                                                                                      Formerly, Executive Vice President,
                                                                                      Chief Financial Officer and
                                                                                      Treasurer of ING Quantitative
                                                                                      Management, Inc. (December 2001 to
                                                                                      October 2002); Senior Vice
                                                                                      President, ING Funds Services, LLC,
                                                                                      ING Investments, LLC, and ING Funds
                                                                                      Distributor, LLC (June 1998 to
                                                                                      December 2001) and Chief Financial
                                                                                      Officer of Endeavor Group (April
                                                                                      1997 to June 1998).

Robert S. Naka                    Senior Vice President      November 1999 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.,                                Present                  Secretary of ING Funds Services,
Scottsdale, Arizona 85258                                                             LLC, ING Funds Distributor, LLC,
Born: 1963                        Assistant Secretary        July 1996 - Present      ING Advisors, Inc., ING
                                                                                      Investments, LLC (October 2001 to
                                                                                      present) and Lexington Funds
                                                                                      Distributor, Inc. (since December
                                                                                      2001). Formerly, Senior Vice
                                                                                      President and Assistant Secretary
                                                                                      for ING Quantitative
                                                                                      Management, Inc. (October 2001
                                                                                      to October 2002); Vice President,
                                                                                      ING Investments, LLC (April 1997
                                                                                      to October 1999) , ING Funds
                                                                                      Services, LLC (February 1997 to
                                                                                      August 1999) and Assistant Vice
                                                                                      President, ING Funds Services, LLC
                                                                                      (August 1995 to February 1997).

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                 TERM OF OFFICE                    OCCUPATION(S)
         NAME, ADDRESS                   POSITION(S)              AND LENGTH OF                     DURING THE
            AND AGE                  HELD WITH THE TRUST         TIME SERVED(1)                   PAST FIVE YEARS
            -------                  -------------------         --------------                   ---------------
OFFICERS:
Daniel Norman                     Senior Vice President      April 1995 - Present     Senior Vice President, ING
7337 E. Doubletree Ranch Rd.,                                                         Investments, LLC (since December
Scottsdale, Arizona 85258         Co-Senior Portfolio        November 1999 -          1994); ING Funds Distributor, LLC
Born: 1957                        Manager                    Present                  (since December 1995); has served
                                                                                      as an officer of other affiliates of
                                  Treasurer                  June 1997 - Present      ING since February 1992.

Jeffrey A. Bakalar                Senior Vice President      January 1998 -           Senior Vice President, ING
7337 E. Doubletree Ranch Rd.,                                Present                  Investments, LLC (since November
Scottsdale, Arizona 85258                                                             1999). Formerly Vice President and
Born: 1959                        Co-Senior Portfolio        November 1999 -          Assistant Portfolio Manager, ING
                                  Manager                    Present                  Investments, LLC (February 1998 -
                                                                                      November 1999); Vice President of
                                                                                      First National Bank of Chicago
                                                                                      (July 1994 - January 1998).
Elliot Rosen                      Senior Vice President      May 2002 - Present       Senior Vice President, ING
7337 E. Doubletree Ranch Rd.,                                                         Investments, LLC (since February
Scottsdale, Arizona 85258                                                             1999). Formerly, Senior Vice
Born: 1953                                                                            President IPS-Sendero (May 1997 -
                                                                                      February 1999) and President of
                                                                                      Sendero, which merged into IPS
                                                                                      (August 1993 - May 1997).

William H. Rivoir III             Senior Vice President     February 2001 -           Senior Vice President and
7337 E. Doubletree Ranch Rd.,     and Assistant             Present                   Secretary of ING Capital
Scottsdale, Arizona 85258         Secretary                                           Corporation, LLC and ING Funds
Born: 1951                                                                            Services, LLC (since February 2001),
                                                                                      ING Funds Distributor, LLC, ING
                                                                                      Advisors, Inc., ING Investments,
                                                                                      LLC, and ING Quantitative
                                                                                      Management, Inc. (since October
                                                                                      2001), Lexington Funds Distributor,
                                                                                      Inc., ING Pilgrim Funding, Inc.,
                                                                                      Pilgrim America Financial, Inc.,
                                                                                      Express America TC, Inc. and
                                                                                      EAMC Liquidation Corp. (since
                                                                                      December 2001). Formerly, Senior
                                                                                      Vice President and Assistant
                                                                                      Secretary of ING Funds Services,
                                                                                      LLC (since June 1998), ING
                                                                                      Investments, LLC, and Pilgrim
                                                                                      America Financial, Inc. (since
                                                                                      February 1999), Senior Vice
                                                                                      President of ING Investments, LLC
                                                                                      (since December 1998) and
                                                                                      Assistant Secretary of ING Funds
                                                                                      Distributor, LLC (since February
                                                                                      1999) and ING Investments, LLC
                                                                                      (since June 1998).

Curtis F. Lee                     Senior Vice President     January 2001- Present     Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.,     and Chief Credit                                    Credit Officer of Senior Loans of
Scottsdale, Arizona 85258         Officer                                             ING Investments, LLC (since August
Born: 1955                                                                            1999). Formerly, held a series of
                                                                                      positions with Standard Chartered
                                                                                      Bank in the credit approval and
                                                                                      problem loan management functions
                                                                                      (August 1992 - June 1999).

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                 TERM OF OFFICE                    OCCUPATION(S)
         NAME, ADDRESS                   POSITION(S)              AND LENGTH OF                     DURING THE
            AND AGE                  HELD WITH THE TRUST         TIME SERVED(1)                   PAST FIVE YEARS
            -------                  -------------------         --------------                   ---------------
OFFICERS:
Kimberly A. Anderson              Vice President and         February 2001 -          Vice President and Assistant
7337 E. Doubletree Ranch Rd.,     Secretary                  Present                  Secretary of ING Funds Services,
Scottsdale, Arizona 85258                                                             LLC, ING Funds Distributor, LLC,
Born: 1964                        Assistant Vice             November 1999 -          ING Advisors, Inc., ING
                                  President and              February 2001            Investments, LLC (since October
                                  Assistant Secretary                                 2001) and Lexington Funds
                                                                                      Distributor, Inc. (since December
                                                                                      2001). Formerly, Vice President for
                                                                                      ING Quantitative Management,
                                                                                      Inc. (October 2001 to October
                                                                                      2002); Assistant Vice President of
                                                                                      ING Funds Services, LLC (November
                                                                                      1999 to January 2001) and has
                                                                                      held various other positions with
                                                                                      ING Funds Services, LLC for more
                                                                                      than the last five years

Robyn L. Ichilov                  Vice President             November 1997 -          Vice President of ING Funds
7337 E. Doubletree Ranch Rd.,                                Present                  Services, LLC (since October 2001)
Scottsdale, Arizona 85258                                                             and ING Investments, LLC (since
Born: 1967                                                                            August 1997); Accounting
                                                                                      Manager, ING Investments, LLC
                                                                                      (since November 1995).

Maria M. Anderson                 Assistant Vice             August 2001 - Present    Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.,     President                                           Funds Services, LLC (since October
Scottsdale, Arizona 85258                                                             2001). Formerly, Manager of Fund
Born: 1958                                                                            Accounting and Fund Compliance,
                                                                                      ING Investments, LLC (September
                                                                                      1999 to November 2001); Section
                                                                                      Manager of Fund Accounting, Stein
                                                                                      Roe Mutual Funds (July 1998 to
                                                                                      August 1999); and Financial
                                                                                      Reporting Analyst, Stein Roe Mutual
                                                                                      Funds (August 1997 to July 1998).

Todd Modic                        Assistant Vice             August 2001 - Present    Vice President of Financial
7337 E. Doubletree Ranch Rd.,     President                                           Reporting-Fund Accounting of ING
Scottsdale, Arizona 85258                                                             Funds Services, LLC (September
Born: 1967                                                                            2002 to Present). Director of
                                                                                      Financial Reporting of ING
                                                                                      Investments, LLC (March 2001 to
                                                                                      September 2002). Formerly, Director
                                                                                      of Financial Reporting, Axient
                                                                                      Communications, Inc. (May 2000 to
                                                                                      January 2001) and Director of
                                                                                      Finance, Rural/Metro Corporation
                                                                                      (March 1995 to May 2000).

Susan P. Kinens                   Assistant Vice             February 2003 -          Assistant Vice President and
7337 E. Doubletree Ranch Rd.      President and              Present (For the ING     Assistant Secretary, ING Funds
Scottsdale, Arizona 85258         Assistant Secretary        Funds)                   Services, LLC (December 2002 -
Born: 1976                                                                            Present); and has held various
                                                                                      other positions with ING Funds
                                                                                      Services, LLC for the last five
                                                                                      years.

----------
(1) The officers hold office until the next meeting of the Trustees and untill their successors shall have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
355 S. Grand Avenue, Suite 2000
Los Angeles, CA 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Prime Rate Trust
Account c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

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 ING FUNDS                                                      PRT1Q0503-073003